UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 68.8%
Federal Farm Credit Bank
$175,000,000	0.310	%(a)	06/01/09	$175,000,000
45,000,000	0.320	(a)	06/01/09	44,994,863
150,000,000	0.340	(a)	06/01/09	150,000,000
135,000,000	0.480	(a)	06/01/09	135,000,000
132,000,000	0.595	(a)	06/01/09	132,000,000
135,000,000	0.511	(a)	06/03/09	135,000,000
59,275,000	0.291	(a)	06/07/09	59,273,510
250,000,000	0.248	(a)	06/12/09	249,990,325
270,000,000	0.557	(a)	06/12/09	270,000,000
176,000,000	0.194	(a)	06/15/09	176,000,000
750,000,000	0.534	(a)	06/15/09	750,000,000
88,000,000	1.150	(a)	06/15/09	88,000,000
206,500,000	0.140	(a)	06/16/09	206,477,170
226,000,000	0.535	(a)	06/18/09	226,000,000
95,000,000	0.976	(a)	06/26/09	95,000,000
27,000,000	0.450		07/02/09	26,989,538
203,000,000	1.400		07/06/09	202,723,694
91,000,000	0.370		07/08/09	90,965,395
22,000,000	0.410		07/13/09	21,989,477
90,000,000	0.831	(a)	07/15/09	90,000,000
24,000,000	0.410		07/16/09	23,987,700
28,500,000	0.500		07/20/09	28,480,604
401,400,000	0.950	(a)	07/23/09	401,400,000
22,500,000	0.490		07/29/09	22,482,238
27,000,000	1.683	(a)	09/03/09	27,000,000
92,000,000	0.710		11/17/09	91,693,359
68,000,000	0.790		12/15/09	67,706,032
95,000,000	0.650		01/05/10	94,626,069
91,000,000	0.780		01/07/10	90,566,233
90,000,000	0.450		02/12/10	89,712,000
248,000,000	0.920		02/22/10	246,314,151
Federal Home Loan Bank
2,374,181,000	0.120		06/01/09	2,374,181,000
554,000,000	0.150		06/01/09	554,000,000
665,000,000	0.420	(a)	06/01/09	665,000,000
131,500,000	0.470	(a)	06/01/09	131,500,000
75,000,000	0.480	(a)	06/01/09	75,000,000
195,000,000	0.560	(a)	06/01/09	195,000,000
389,000,000	0.770	(a)	06/01/09	389,000,000
61,000,000	0.890	(a)	06/01/09	61,000,000
168,750,000	0.341	(a)	06/02/09	168,629,431
150,000,000	1.104	(a)	06/08/09	149,974,803
45,000,000	1.106	(a)	06/17/09	45,009,050
350,000,000	0.275	(a)	06/18/09	349,786,073
224,000,000	3.170		06/23/09	224,000,195
441,430,000	0.140		07/01/09	441,378,500
371,065,000	0.120		07/02/09	371,026,657
134,000,000	0.130		07/02/09	133,984,999
453,969,000	0.140		07/02/09	453,914,272
706,000,000	0.140		07/06/09	705,903,906
37,000,000	0.150	(b)	07/06/09	36,994,604
428,000,000	0.140		07/07/09	427,940,080
219,575,000	2.700		07/07/09	220,062,733
425,000,000	0.967	(a)	07/08/09	424,987,512

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank — (continued)
$514,488,000	0.270%		07/10/09	$514,337,512
460,065,000	0.280		07/10/09	459,925,447
210,000,000	0.140		07/13/09	209,965,700
585,000,000	0.859	(a)	07/13/09	584,974,677
363,000,000	1.039	(a)	07/13/09	363,000,000
642,000,000	0.964	(a)	07/14/09	642,000,786
65,000,000	0.150	(b)	07/15/09	64,988,083
425,000,000	0.947	(a)	07/16/09	424,982,022
200,000,000	0.160		07/17/09	199,959,111
182,000,000	5.375		07/17/09	183,124,054
210,000,000	0.150		07/20/09	209,957,125
120,000,000	0.450		07/21/09	119,925,000
240,000,000	0.538		07/24/09	239,809,907
85,000,000	0.160		07/27/09	84,978,844
210,000,000	0.150		07/31/09	209,947,500
90,000,000	0.320		08/04/09	89,948,800
219,000,000	0.330		08/04/09	218,871,520
40,000,000	0.876	(a)	08/05/09	39,996,668
613,800,000	0.886	(a)	08/10/09	613,073,605
68,000,000	0.791	(a)	08/19/09	68,070,347
181,000,000	0.360		08/27/09	180,842,530
177,000,000	0.330		09/01/09	176,850,730
204,000,000	0.596		09/02/09	203,685,908
230,000,000	0.580		09/09/09	229,629,444
88,100,000	5.250		09/11/09	89,218,927
235,000,000	0.600		10/01/09	234,522,167
46,000,000	0.470		10/13/09	45,919,526
149,000,000	0.350		10/21/09	148,794,297
210,000,000	0.750		11/09/09	209,295,625
269,000,000	0.481		01/15/10	269,000,000
154,000,000	0.900		04/07/10	153,920,869
200,000,000	0.630		05/05/10	198,817,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$20,789,979,904

U.S. Treasury Obligations — 31.5%
United States Treasury Bills
$935,000,000	0.085%		06/04/09	$934,993,377
134,000,000	0.092		06/04/09	133,998,967
1,508,000,000	0.100		06/04/09	1,507,987,433
49,000,000	0.110		06/04/09	48,999,551
3,500,000	0.125		06/04/09	3,499,964
1,000,000,000	0.210		06/04/09	999,982,500
9,500,000	0.255		06/04/09	9,499,798
5,000,000	0.150		06/11/09	4,999,792
76,000,000	0.170		06/11/09	75,996,411
8,000,000	0.180		06/11/09	7,999,600
40,500,000	0.190		06/11/09	40,497,862
4,000,000	0.200		06/11/09	3,999,778
312,500,000	0.215		06/11/09	312,481,337
49,200,000	0.220		06/11/09	49,196,993
575,000,000	0.145		07/16/09	574,895,781
164,000,000	0.170		07/16/09	163,965,150
24,900,000	0.165		07/23/09	24,894,065

FINANCIAL SQUARE FEDERAL FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — (continued)
United States Treasury Bills — (continued)
$215,000,000	0.170%	07/23/09	$214,947,206
635,000,000	0.145	07/30/09	634,849,099
42,700,000	0.150	07/30/09	42,689,503
1,865,000,000	0.165	07/30/09	1,864,495,673
1,355,000,000	0.170	08/06/09	1,354,577,692
126,500,000	0.350	10/22/09	126,324,130
193,070,000	0.295	11/19/09	192,799,461
96,200,000	0.700	03/11/10	95,670,633
13,800,000	0.470	04/01/10	13,745,229
21,000,000	0.510	04/08/10	20,907,478
54,000,000	0.610	04/08/10	53,715,435

TOTAL U.S. TREASURY OBLIGATIONS			$9,512,609,898

TOTAL INVESTMENTS — 100.3%			$30,302,589,802

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(90,634,553)

NET ASSETS — 100.0%			$30,211,955,249

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(b) All or a portion represents a forward commitment.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based on either the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or Federal Funds Rate.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Guarantee Commercial Paper* — 7.4%
Bank of America N.A.
$63,800,000	0.690%		07/27/09	$63,731,521
Citigroup Funding, Inc.
500,000,000	0.500		06/17/09	499,888,889
500,000,000	0.500		06/18/09	499,881,945
500,000,000	0.500		06/19/09	499,875,000
313,800,000	0.500		06/24/09	313,699,758
500,000,000	0.500		07/02/09	499,784,722
220,000,000	0.300		08/27/09	219,840,500
220,000,000	0.300		08/28/09	219,838,667
General Electric Capital Corp.
415,000,000	0.600		06/05/09	414,972,333
415,000,000	0.600		06/08/09	414,951,583
360,000,000	0.600		06/09/09	359,952,000
375,000,000	0.850		07/22/09	374,548,438
375,000,000	0.850		07/23/09	374,539,583
400,000,000	0.850		07/27/09	399,471,111

TOTAL U.S. GOVERNMENT GUARANTEE COMMERCIAL PAPER				$5,154,976,050

U.S. Government Guarantee Note* — 0.5%
Bank of America N.A.
$350,000,000	0.700%		08/05/09	$350,000,000

U.S. Government Guarantee Variable Rate Obligations*(a) — 1.6%
Bank of America N.A.
$490,000,000	1.116%		06/15/09	$490,000,000
595,000,000	1.104	(b)	07/29/09	595,000,000

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$1,085,000,000

U.S. Government Agency Obligations — 48.5%
Federal Home Loan Bank
$750,000,000	0.335	%(a)	06/01/09	$749,978,725
725,000,000	0.420	(a)	06/01/09	725,000,000
75,000,000	0.770	(a)	06/01/09	75,000,000
308,000,000	0.890	(a)	06/01/09	308,000,000
95,000,000	1.106	(a)	06/17/09	95,019,106
300,000,000	0.947	(a)	07/01/09	300,037,069
849,925,000	0.974	(a)	07/09/09	849,885,926
1,850,000,000	0.859	(a)	07/13/09	1,849,919,917
100,000,000	0.320		08/04/09	99,943,111
250,000,000	0.330		08/04/09	249,853,333
725,000,000	0.846	(a)	08/07/09	725,017,103
905,000,000	0.886	(a)	08/10/09	903,928,988
120,000,000	0.791	(a)	08/19/09	120,124,142
200,000,000	0.360		08/27/09	199,826,000
95,000,000	0.470		10/13/09	94,833,803
244,900,000	0.700		01/08/10	243,847,610
76,500,000	0.750		01/08/10	76,147,781
444,000,000	0.481		01/15/10	444,000,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank — (continued)
$659,800,000	0.940%		01/19/10	$655,803,078
100,000,000	0.870		01/26/10	99,940,938
150,000,000	0.950		04/05/10	149,907,348
468,360,000	0.900		04/07/10	468,127,868
475,178,000	0.630		04/26/10	472,442,163
Federal Home Loan Mortgage Corp.
550,000,000	0.620	(a)	06/01/09	550,000,000
500,000,000	0.720	(a)	06/01/09	500,000,000
657,300,000	1.244	(a)	06/03/09	657,041,988
500,000,000	1.071	(a)	06/05/09	499,905,277
250,000,000	5.000		06/11/09	250,124,445
142,000,000	0.261	(a)	06/19/09	141,887,107
750,000,000	0.308	(a)	06/19/09	749,762,858
500,000,000	0.289	(a)	06/22/09	500,000,000
1,864,655,000	1.087	(a)	06/25/09	1,866,402,200
1,000,000,000	1.039	(a)	07/13/09	1,000,000,000
199,500,000	0.180	(c)	08/03/09	199,437,158
147,000,000	0.598		08/24/09	146,794,886
2,350,000,000	0.720		10/30/09	2,342,903,000
180,000,000	1.000		02/01/10	178,775,000
12,000,000	1.000		02/04/10	11,917,333
918,500,000	0.420		02/08/10	915,799,610
500,000,000	0.660		05/04/10	496,910,833
Federal National Mortgage Association
250,000,000	0.410	(a)	06/01/09	249,993,656
390,000,000	0.420	(a)	06/01/09	389,995,067
600,000,000	0.500	(a)	06/01/09	599,930,692
100,000,000	4.570		06/15/09	100,072,721
948,000,000	0.140		07/06/09	947,870,967
2,835,000,000	0.150	(c)	07/13/09	2,834,503,875
839,849,000	0.160		07/13/09	839,692,228
300,000,000	1.029	(a)	07/13/09	299,899,284
295,000,000	0.943	(a)	07/17/09	295,241,947
500,000,000	0.913	(a)	07/28/09	499,977,806
248,000,000	0.180	(c)	08/03/09	247,921,880
302,237,000	0.180		08/05/09	302,138,773
60,000,000	0.883	(a)	08/12/09	60,054,780
202,500,000	0.630		10/07/09	202,046,400
1,700,000,000	0.370		10/26/09	1,697,431,583
190,200,000	0.490		01/11/10	189,620,101
1,987,400,000	0.600		01/15/10	1,979,847,880
921,500,000	0.420		02/08/10	918,790,790

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$33,619,276,134

U.S. Treasury Obligations — 2.9%
United States Treasury Bills
$243,000,000	0.210%		06/04/09	$242,995,748
1,185,000,000	0.170		08/06/09	1,184,630,675
313,100,000	0.700		03/11/10	311,377,080
44,900,000	0.470		04/01/10	44,721,797
69,000,000	0.510		04/08/10	68,695,998

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — (continued)
United States Treasury Bills — (continued)
$178,000,000	0.610%	04/08/10	$177,061,989

TOTAL U.S. TREASURY OBLIGATIONS			$2,029,483,287

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$42,238,735,471

Repurchase Agreements-Unaffiliated Issuers(d) — 35.4%
Banc of America Securities LLC
$250,000,000	0.190%	06/01/09	$250,000,000
Maturity Value: $250,003,958
Collateralized by Federal Home Loan Mortgage Corp, 5.500%, due 09/01/37 and Federal National Mortgage Association, 5.000%, due 07/01/34. The aggregate market value of the collateral, including accrued interest, was $257,499,999.

631,000,000	0.200	07/07/09	631,000,000
Maturity Value: $631,140,222
Settlement Date: 05/28/09
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.000%, due 01/01/27 to 06/01/39 and Federal National Mortgage Association, 4.500% to 6.000%, due 03/01/23 to 04/01/39. The aggregate market value of the collateral, including accrued interest, was $649,929,984.

1,000,000,000	0.250	07/20/09	1,000,000,000
Maturity Value: $1,000,423,611
Settlement Date: 05/20/09
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 11/01/26 to 10/01/38 and Federal National Mortgage Association, 4.500% to 6.500%, due 05/01/24 to 03/01/39. The aggregate market value of the collateral, including accrued interest, was $1,029,999,973.

Barclays Capital, Inc.
75,000,000	0.160	06/01/09	75,000,000
Maturity Value: $75,001,000
Collateralized by Federal National Mortgage Association, 5.000%, due 03/01/38 to 05/01/39. The aggregate market value of the collateral, including accrued interest, was $76,499,998.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
Barclays Capital, Inc.
$1,262,000,000	0.200%	07/06/09	$1,262,000,000
Maturity Value: $1,262,273,433
Settlement Date: 05/28/09
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 9.500%, due 12/01/18 to 07/01/38, Federal National Mortgage Association, 4.000% to 7.000%, due 01/01/18 to 01/01/48 and Government National Mortgage Association, 5.000% due 03/15/39. The aggregate market value of the collateral, including accrued interest, was $1,287,239,902.

Deutsche Bank Securities, Inc.
631,000,000	0.220	07/06/09	631,000,000
Maturity Value: $631,150,388
Settlement Date: 05/28/09
1,000,000,000	0.200	07/08/09	1,000,000,000
Maturity Value: $1,000,227,778
Settlement Date: 05/28/09
Repurchase agreements issued by Deutsche Bank Securities, Inc., with a total amortized cost of $1,631,000,000, are collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 11/01/33 to 04/01/39, Government National Mortgage Association, 5.000% to 7.000%, due 08/20/36 to 12/15/38. The aggregate market value of the collateral, including accrued interest, was $1,679,929,974.

Joint Repurchase Agreement Account I
298,100,000	0.165	06/01/09	298,100,000
Maturity Value: $298,104,099
Joint Repurchase Agreement Account II
18,950,000,000	0.183	06/01/09	18,950,000,000
Maturity Value: $18,950,288,987
UBS Securities LLC
57,200,000	0.140	06/01/09	57,200,000
Maturity Value: $57,200,667
Collateralized by U.S. Treasury Note, 3.375%, due 09/15/09. The market value of the collateral, including accrued interest, was $58,344,368.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
UBS Securities LLC
$378,000,000	0.230%	07/10/09	$378,000,000
Maturity Value: $378,103,845
Settlement Date: 05/28/09
Collateralized by Federal National Mortgage Association, 4.000% to 6.500%, due 01/01/19 to 01/01/39. The aggregate market value of the collateral, including accrued interest, was $385,561,127.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$24,532,300,000

Repurchase Agreements-Affiliated Issuers(d) — 4.8%
Goldman, Sachs & Co.
$50,000,000	0.170%	06/01/09	$50,000,000
Maturity Value: $50,000,708
Collateralized by Government National Mortgage Association, 5.500%, due 03/15/39. The market value of the collateral, including accrued interest, was $51,500,000.
1,500,000,000	0.180	06/01/09	1,500,000,000
Maturity Value: $1,500,022,500
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500%, due 05/01/19 to 05/01/39 and Federal National Mortgage Association, 4.500% to 9.000%, due 12/01/18 to 10/01/47. The aggregate market value of the collateral, including accrued interest, was $1,544,999,828.

500,000,000	0.210	07/06/09	500,000,000
Maturity Value: $500,110,833
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 8.000%, due 10/01/12 to 01/01/48 and Federal National Mortgage Association, 4.000% to 9.000%, due 05/01/14 to 05/01/39. The aggregate market value of the collateral, including accrued interest, was $514,999,418.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Affiliated Issuers — (continued)
Goldman, Sachs & Co.(b)
$1,262,000,000	0.210%	07/07/09	$1,262,000,000
Maturity Value: $1,262,294,467
Settlement Date: 05/28/09
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 06/01/19 to 04/01/39 and Federal National Mortgage Association, 4.000% to 8.000%, due 12/01/17 to 01/01/48. The aggregate market value of the collateral, including accrued interest, was $1,299,859,835.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$3,312,000,000

TOTAL INVESTMENTS — 101.1%			$70,083,035,471

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%			(782,475,106)

NET ASSETS — 100.0%			$69,300,560,365

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Securities issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2009, these securities amounted to $1,857,000,000 or approximately 2.7% of net assets.
(c) All or a portion represents a forward commitment.
(d) Unless noted, all repurchase agreements were entered into on May 29, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appear in the Notes to the Schedule of Investments section.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 19.6%
Amsterdam Funding Corp.
$87,200,000	0.400%	06/03/09	$87,198,062
214,000,000	0.880	06/08/09	213,963,382
100,000,000	0.830	07/07/09	99,917,000
36,000,000	0.300	07/10/09	35,988,300
Aspen Funding Corp.
42,300,000	0.950	06/05/09	42,295,535
60,000,000	0.900	06/12/09	59,983,500
45,000,000	0.330	07/13/09	44,982,675
Atlantic Asset Securitization Corp.
75,303,000	0.630	07/01/09	75,263,466
100,000,000	0.300	07/16/09	99,962,500
Banco Bilbao Vizcaya Argentaria SA
200,000,000	0.995	07/13/09	199,767,833
Barton Capital LLC
35,000,000	0.430	06/03/09	34,999,164
5,000,000	0.650	06/03/09	4,999,819
Cafco LLC
100,000,000	0.650	08/04/09	99,884,444
Chariot Funding LLC
43,000,000	0.550	06/04/09	42,998,029
50,000,000	0.230	07/07/09	49,988,500
Charta LLC
80,000,000	0.650	08/12/09	79,896,000
80,000,000	0.650	08/13/09	79,894,556
75,000,000	0.620	08/14/09	74,904,417
Ciesco LLC
180,000,000	0.650	08/13/09	179,762,750
CRC Funding LLC
100,000,000	0.650	08/13/09	99,868,194
72,000,000	0.620	08/14/09	71,908,240
Enterprise Funding Co. LLC
71,058,000	0.400	08/24/09	70,991,679
Falcon Asset Securitization Corp.
43,000,000	0.550	06/09/09	42,994,744
Gemini Securitization Corp.
35,000,000	0.870	06/16/09	34,987,313
31,031,000	0.310	07/27/09	31,016,036
80,000,000	0.550	07/30/09	79,927,889
General Electric Capital Corp.
300,000,000	0.300	06/19/09	299,955,000
125,000,000	0.500	08/04/09	124,888,889
Jupiter Securitization Corp.
50,000,000	0.550	06/08/09	49,994,653
Liberty Street Funding LLC
100,000,000	0.700	06/15/09	99,972,778
LMA Americas LLC
47,400,000	0.520	07/10/09	47,373,298
133,000,000	0.500	07/13/09	132,922,417
60,000,000	0.480	07/15/09	59,964,800
50,000,000	0.350	07/23/09	49,974,722
69,100,000	0.500	07/27/09	69,046,256
167,900,000	0.500	07/30/09	167,762,415
Newport Funding Corp.
24,000,000	0.925	06/18/09	23,989,517

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Old Line Funding Corp.
$110,000,000	0.650%	06/19/09	$109,964,250
Park Avenue Receivables Co. LLC
18,000,000	0.350	06/10/09	17,998,425
Ranger Funding Co. LLC
118,211,000	0.700	06/16/09	118,176,522
Regency Markets No. 1 LLC
66,598,000	0.750	06/10/09	66,585,513
58,290,000	0.300	06/22/09	58,279,799
117,666,000	0.500	08/17/09	117,540,163
Salisbury Receivables Co. LLC
20,000,000	0.280	07/17/09	19,992,844
Sheffield Receivables Corp.
50,000,000	0.280	07/17/09	49,982,111
Societe Generale
220,000,000	0.750	07/02/09	219,857,917
Standard Chartered PLC
255,500,000	0.400	06/08/09	255,480,128
Tulip Funding Corp.
100,000,000	0.400	06/05/09	99,995,556
Variable Funding Capital Corp.
80,000,000	1.000	10/13/09	79,702,222
150,000,000	0.970	10/16/09	149,446,292
Windmill Funding Corp.
35,000,000	0.830	07/06/09	34,971,757
100,000,000	0.830	07/07/09	99,917,000
50,000,000	0.300	07/10/09	49,983,750
50,000,000	0.680	07/24/09	49,949,944
Yorktown Capital LLC
150,140,000	0.720	06/05/09	150,127,989

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$4,912,140,954

Certificate of Deposit — 0.8%
Bank of America N.A.
$187,000,000	0.750%	07/06/09	$187,000,000

Certificates of Deposit-Eurodollar — 5.3%
Credit Agricole SA
$475,000,000	0.780%	07/23/09	$475,000,000
HSBC Bank PLC
146,000,000	1.200	07/09/09	146,005,249
300,000,000	1.505	09/10/09	300,004,177
National Australia Bank Ltd.
190,000,000	0.610	07/14/09	190,002,266
225,000,000	1.210	09/23/09	225,007,081

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$1,336,018,773

Certificates of Deposit-Yankeedollar — 5.2%
Banco Bilbao Vizcaya Argentaria SA
$223,000,000	0.965%	06/08/09	$223,000,216

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Certificates of Deposit-Yankeedollar — (continued)
Banco Bilbao Vizcaya Argentaria SA — (continued)
$143,000,000	0.960%		06/29/09	$143,001,110
BNP Paribas SA
196,000,000	1.075		07/09/09	196,001,029
Rabobank Nederland
225,000,000	0.700		06/19/09	225,000,000
220,000,000	1.000		09/04/09	220,000,000
Svenska Handelsbanken AB
286,000,000	0.490		08/07/09	286,005,316

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$1,293,007,671

U.S. Government Guarantee Commercial Paper* — 3.6%
Citigroup Funding, Inc.
$250,000,000	0.310%		06/09/09	$249,982,778
General Electric Capital Co.
67,000,000	0.600		06/05/09	66,995,533
67,000,000	0.600		06/08/09	66,992,183
56,000,000	0.600		06/09/09	55,992,533
67,000,000	0.850		07/22/09	66,919,321
67,000,000	0.850		07/23/09	66,917,739
72,000,000	0.850		07/27/09	71,904,800
Swedbank AB
24,000,000	0.700		11/10/09	23,924,400
111,500,000	0.700		11/12/09	111,144,439
111,500,000	0.700		11/13/09	111,142,271

TOTAL U.S. GOVERNMENT GUARANTEE COMMERCIAL PAPER				$891,915,997

U.S. Government Guarantee Variable Rate Obligations*(a) — 1.6%
Bank of America N.A.(b)
$100,000,000	1.104%		07/29/09	$100,000,000
Royal Bank of Scotland Group PLC
300,000,000	1.056		08/10/09	300,000,000

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$400,000,000

Master Demand Note — 1.0%
Bank of America Securities LLC
$240,000,000	0.700%		06/09/09	$240,000,000

U.S. Government Agency Obligations — 26.2%
Federal Home Loan Bank
$490,000,000	0.335	%(a)	06/01/09	$489,986,100
400,000,000	0.420	(a)	06/01/09	400,000,000
260,000,000	0.528	(c)	06/01/09	259,929,540
180,000,000	0.560	(a)	06/01/09	180,000,000
75,000,000	0.890	(a)	06/01/09	75,000,000
80,000,000	1.104	(a)	06/08/09	79,986,562
213,000,000	1.293	(a)	06/10/09	213,000,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank — (continued)
$200,000,000	3.125%		06/19/09	$199,995,807
150,000,000	0.236	(a)	06/28/09	149,960,596
100,000,000	0.869	(a)	07/09/09	99,991,452
260,000,000	0.859	(a)	07/13/09	259,988,745
35,600,000	0.603	(a)	08/19/09	35,594,768
200,000,000	2.720		09/18/09	200,000,000
200,000,000	0.950		04/05/10	199,876,464
200,000,000	0.650		05/14/10	199,982,841
Federal Home Loan Mortgage Corp.
220,000,000	1.244	(a)	06/03/09	219,913,643
310,000,000	0.308	(a)	06/19/09	310,000,000
255,000,000	1.211	(a)	07/07/09	255,081,735
350,000,000	1.039	(a)	07/13/09	350,000,000
25,825,000	0.440		01/29/10	25,748,616
431,500,000	0.420		02/08/10	430,231,390
490,000,000	0.660		05/04/10	486,972,617
Federal National Mortgage Association
140,000,000	0.410	(a)	06/01/09	139,996,404
150,000,000	0.470	(a)	06/01/09	149,930,713
226,000,000	0.140		07/06/09	225,969,239
289,000,000	1.029	(a)	07/13/09	288,902,977
61,367,000	0.440		01/04/10	61,204,241
150,000,000	0.600		01/15/10	149,430,000
431,500,000	0.420		02/08/10	430,231,390

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$6,566,905,840

Variable Rate Obligations(a) — 6.7%
ANZ National Bank Limited
$100,000,000	1.532%		06/10/09	$100,000,000
Australia & New Zealand Banking Group Ltd.
75,000,000	1.491		06/02/09	75,001,915
Bank of Nova Scotia
175,000,000	1.571		06/05/09	175,000,000
BNP Paribas SA
100,000,000	1.150		08/13/09	100,000,000
Deutsche Bank AG
95,000,000	1.396		07/06/09	95,000,000
ING Bank NV
250,000,000	1.496		06/26/09	250,000,000
Lloyds TSB Group PLC
150,000,000	1.286		08/07/09	150,000,000
National Australia Bank Ltd.
50,000,000	1.502		06/08/09	50,000,000
Nordea Bank AB
175,000,000	1.449		07/24/09	175,000,000
Rabobank Nederland
193,000,000	0.561		07/07/09	193,000,000
45,000,000	1.146		08/10/09	45,000,000
150,000,000	1.176		08/10/09	150,000,000
Royal Bank of Canada
100,000,000	1.203		08/17/09	100,000,000

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Wells Fargo & Co.
$30,000,000	0.485%	06/18/09	$30,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$1,688,001,915

Time Deposits — 9.2%
Calyon
$300,000,000	0.230%	06/01/09	$300,000,000
Citibank N.A.
110,000,000	0.190	06/01/09	110,000,000
Danske Bank AS
250,000,000	0.250	06/01/09	250,000,000
Lloyds TSB Bank PLC
500,000,000	0.250	06/01/09	500,000,000
Rabobank Nederland
350,000,000	0.180	06/01/09	350,000,000
Societe Generale
500,000,000	0.200	06/01/09	500,000,000
300,000,000	0.230	06/01/09	300,000,000

TOTAL TIME DEPOSITS			$2,310,000,000

U.S. Treasury Obligations — 1.0%
United States Treasury Bills
$132,000,000	0.210%	06/04/09	$131,997,690
61,300,000	0.500	04/01/10	61,041,178
61,300,000	0.500	05/06/10	61,011,379

TOTAL U.S. TREASURY OBLIGATIONS			$254,050,247

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$20,079,041,397

Repurchase Agreements-Unaffiliated Issuers(d) — 18.3%
Bank of America Securities LLC
$100,000,000	0.190%	06/01/09	$100,000,000
Maturity Value: $100,001,583
Collateralized by Federal Home Loan Mortgage Corp., 4.000%, due 05/01/39. The market value of the collateral, including accrued interest, was $102,999,999.
151,000,000	0.200	07/07/09	151,000,000
Maturity Value: $151,033,556
Settlement Date: 05/28/09
Collateralized by Federal Home Loan Mortgage Corp., 6.000%, due 01/01/24 and Federal National Mortgage Association, 5.000% to 6.000%, due 03/01/36 to 01/01/39. The aggregate market value of the collateral, including accrued interest, was $155,530,000.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
Barclays Capital, Inc.
$100,000,000	0.160%	06/01/09	$100,000,000
Maturity Value: $100,001,333
Collateralized by Federal Home Loan Mortgage Corp, 5.500%, due 10/01/35 and Federal National Mortgage Association, 5.000%, due 06/01/23 to 01/01/39. The aggregate market value of the collateral, including accrued interest, was $101,999,995.

303,000,000	0.200	07/06/09	303,000,000
Maturity Value: $303,065,650
Settlement Date: 05/28/09
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 07/01/18 to 06/01/38 and Federal National Mortgage Association, 4.500% to 6.500%, due 06/01/23 to 06/01/38. The aggregate market value of the collateral, including accrued interest, was $309,059,987.

Deutsche Bank Securities, Inc.
151,000,000	0.220	07/06/09	151,000,000
Maturity Value: $151,035,988
Settlement Date: 05/28/09
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.500%, due 05/01/17 to 02/01/48 and Government National Mortgage Association, 5.500% to 7.000%, due 06/15/22 to 01/15/39. The aggregate market value of the collateral, including accrued interest, was $155,529,911.

Joint Repurchase Agreement Account I
254,800,000	0.165	06/01/09	254,800,000
Maturity Value: $254,803,503
Joint Repurchase Agreement Account II
3,420,000,000	0.183	06/01/09	3,420,000,000
Maturity Value: $3,420,052,155
UBS Securities LLC
4,600,000	0.140	06/01/09	4,600,000
Maturity Value: $4,600,054
Collateralized by U.S. Treasury Note, 3.375%, due 09/15/09. The market value of the collateral, including accrued interest, was $4,694,374.

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
UBS Securities LLC
$91,000,000	0.230%	07/10/09	$91,000,000
Maturity Value: $91,025,000
Settlement Date: 05/28/09
Collateralized by Federal National Mortgage Association, 4.500% to 6.500%, due 07/01/33 to 12/01/37. The aggregate market value of the collateral, including accrued interest, was $92,821,125.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$4,575,400,000

Repurchase Agreements-Affiliated Issuers(d) — 2.5%
Goldman, Sachs & Co.
$75,000,000	0.170%	06/01/09	$75,000,000
Maturity Value: $75,001,062
Collateralized by Government National Mortgage Association, 5.500%, due 03/15/39 to 05/15/39. The aggregate market value of the collateral, including accrued interest, was $77,249,998.
250,000,000	0.180	06/01/09	250,000,000
Maturity Value: $250,003,750
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 8.500%, due 07/01/12 to 09/01/38 and Federal National Mortgage Association, 3.500% to 9.500%, due 06/01/10 to 06/01/39. The aggregate market value of the collateral, including accrued interest, was $257,498,904.

303,000,000	0.210 (b)	07/07/09	303,000,000
Maturity Value: $303,070,700
Settlement Date: 05/28/09
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.500%, due 01/01/14 to 03/01/39, and Federal National Mortgage Association, 4.000% to 8.000%, due 02/01/14 to 06/01/39. The aggregate market value of the collateral, including accrued interest, was $312,089,463.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$628,000,000

TOTAL INVESTMENTS — 101.0%			$25,282,441,397

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%			(250,545,044)

NET ASSETS — 100.0%			$25,031,896,353

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Securities issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2009, these securities amounted to $403,000,000 or approximately 1.6% of net assets.
(c) All or portion represents a forward commitment.
(d) Unless noted, all repurchase agreements were entered into on May 29, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, is based on either the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or Federal Funds Rate.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 18.3%
Amsterdam Funding Corp.
$125,000,000	0.400%	06/03/09	$124,997,222
138,000,000	0.830	07/07/09	137,885,460
90,000,000	0.300	07/10/09	89,970,750
171,900,000	0.550	08/07/09	171,724,041
Aspen Funding Corp.
100,000,000	0.950	06/05/09	99,989,444
Atlantic Asset Securitization Corp.
95,000,000	0.500	07/02/09	94,959,097
115,000,000	0.300	07/07/09	114,965,500
Cafco LLC
280,000,000	0.650	08/13/09	279,630,944
Chariot Funding LLC
42,000,000	0.230	07/08/09	41,990,072
Charta LLC
100,000,000	0.650	08/12/09	99,870,000
120,000,000	0.650	08/13/09	119,841,833
125,000,000	0.620	08/14/09	124,840,694
Ciesco LLC
199,000,000	0.600	07/28/09	198,810,950
CRC Funding LLC
100,000,000	0.650	08/13/09	99,868,194
120,000,000	0.620	08/14/09	119,847,067
Falcon Asset Securitization Corp.
93,000,000	0.230	07/07/09	92,978,610
Gemini Securitization Corp.
175,000,000	0.870	06/12/09	174,953,479
50,000,000	0.870	06/16/09	49,981,875
140,000,000	0.550	07/30/09	139,873,806
General Electric Capital Corp.
300,000,000	0.300	06/19/09	299,955,000
175,000,000	0.500	08/04/09	174,844,444
JPMorgan Chase Funding, Inc.
760,000,000	0.850	08/10/09	758,743,889
Liberty Street Funding LLC
75,000,000	0.750	06/02/09	74,998,438
155,000,000	0.700	06/12/09	154,966,847
LMA Americas LLC
60,000,000	0.520	07/10/09	59,966,200
73,500,000	0.350	07/23/09	73,462,842
100,000,000	0.500	07/27/09	99,922,222
Newport Funding Corp.
50,000,000	0.925	06/18/09	49,978,160
65,000,000	0.330	07/13/09	64,974,975
Old Line Funding Corp.
193,715,000	0.650	07/09/09	193,582,090
Ranger Funding Co. LLC
200,000,000	0.700	06/16/09	199,941,667
120,713,000	0.680	06/19/09	120,671,958
Regency Markets No.1 LLC
63,289,000	0.300	06/22/09	63,277,924
100,000,000	0.500	08/17/09	99,893,056
Salisbury Receivables Co. LLC
30,000,000	0.280	07/17/09	29,989,267

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Sheffield Receivables Corp.
$70,000,000	0.280%	07/17/09	$69,974,956
Straight-A Funding LLC
100,000,000	0.390	08/25/09	99,907,916
Thunder Bay Funding, Inc.
50,178,000	0.650	07/09/09	50,143,572
Tulip Funding Corp.
140,000,000	0.400	06/05/09	139,993,778
Variable Funding Capital Corp.
270,000,000	1.150	08/10/09	269,396,250
400,000,000	1.000	10/06/09	398,588,889
150,000,000	1.000	10/13/09	149,441,667
Windmill Funding Corp.
125,000,000	0.830	07/07/09	124,896,250
92,200,000	0.300	07/10/09	92,170,035
50,000,000	0.830	07/10/09	49,955,042
50,000,000	0.310	07/23/09	49,977,611
50,000,000	0.680	07/24/09	49,949,944
100,800,000	0.550	08/07/09	100,696,820

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$6,541,240,747

Certificate of Deposit — 0.3%
Bank of America N.A.
$100,000,000	0.750%	07/06/09	$100,000,000

U.S. Government Guarantee Commercial Paper* — 2.7%
Citigroup Funding, Inc.
$250,000,000	0.310%	06/09/09	$249,982,778
General Electric Capital Corp.
122,500,000	0.600	06/05/09	122,491,834
122,500,000	0.600	06/08/09	122,485,708
105,000,000	0.600	06/09/09	104,986,000
118,000,000	0.850	07/22/09	117,857,908
114,000,000	0.850	07/23/09	113,860,033
127,500,000	0.850	07/27/09	127,331,417

TOTAL U.S. GOVERNMENT GUARANTEE COMMERCIAL PAPER			$958,995,678

U.S. Government Guarantee Note* — 0.3%
Bank of America N.A.
$118,000,000	0.700%	08/05/09	$118,000,000

U.S. Government Guarantee Variable Rate Obligation*(a)(b) — 0.5%
Bank of America N.A.
$168,000,000	1.104%	07/29/09	$168,000,000

Master Demand Note — 2.1%
Bank of America Securities LLC
$750,000,000	0.700%	06/09/09	$750,000,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 40.4%
Federal Home Loan Bank
$3,000,000,000	0.335	%(b)	06/01/09	$2,999,914,900
800,000,000	0.420	(b)	06/01/09	800,000,000
440,000,000	0.528	(b)(c)	06/01/09	439,880,760
395,000,000	0.560	(b)	06/01/09	395,000,000
200,000,000	0.890	(b)	06/01/09	200,000,000
160,000,000	1.104	(b)	06/08/09	159,973,124
530,000,000	1.293	(b)	06/10/09	530,000,000
332,000,000	0.236	(b)	06/28/09	331,912,787
148,000,000	0.869	(b)	07/09/09	147,987,349
385,000,000	0.859	(b)	07/13/09	384,983,334
100,000,000	0.603	(b)	08/19/09	99,985,302
450,000,000	2.720		09/18/09	450,000,000
30,000,000	0.900		01/19/10	29,826,000
300,000,000	0.950		04/05/10	299,814,696
300,000,000	0.650		05/14/10	299,974,261
Federal Home Loan Mortgage Corp.
360,000,000	1.244	(b)	06/03/09	359,858,688
1,325,000,000	0.308	(b)	06/19/09	1,325,000,000
635,000,000	1.039	(b)	07/13/09	635,000,000
500,000,000	0.720		10/30/09	498,490,000
150,000,000	0.440		01/29/10	149,556,333
320,000,000	1.000		02/01/10	317,822,222
350,000,000	1.000		02/04/10	347,588,889
192,500,000	0.420		02/08/10	191,934,050
750,000,000	0.660		05/04/10	745,366,250
Federal National Mortgage Association
600,000,000	0.410	(b)	06/01/09	599,984,590
400,000,000	0.470	(b)	06/01/09	399,815,235
314,000,000	0.140		07/06/09	313,957,261
480,000,000	1.029	(b)	07/13/09	479,838,855
350,000,000	0.600		01/15/10	348,670,000
192,500,000	0.420		02/08/10	191,934,050

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$14,474,068,936

Variable Rate Obligations(b) — 4.1%
Bank of America N.A.
$345,000,000	1.397%		07/06/09	$345,000,000
General Electric Capital Corp.
215,000,000	0.349		06/24/09	215,000,000
JPMorgan Chase & Co.
60,000,000	1.381		06/02/09	59,999,963
Metropolitan Life Global Funding I
295,000,000	1.419		07/09/09	295,000,000
Wachovia Bank N.A.
335,000,000	1.586		07/06/09	335,047,725
Wells Fargo & Co.
230,000,000	1.397		06/23/09	230,048,545

TOTAL VARIABLE RATE OBLIGATIONS				$1,480,096,233

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 1.5%
United States Treasury Bills
$289,000,000	0.210%	06/04/09	$288,994,943
109,800,000	0.500	04/01/10	109,336,400
125,600,000	0.500	05/06/10	125,008,633

TOTAL U.S. TREASURY OBLIGATIONS			$523,339,976

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$25,113,741,570

Repurchase Agreements-Unaffiliated Issuers(d) — 28.9%
Bank of America Securities LLC
$150,000,000	0.190%	06/01/09	$150,000,000
Maturity Value: $150,002,375
Collateralized by Federal National Mortgage Association, 4.500%, due 02/01/39. The market value of the collateral, including accrued interest, was $152,999,999.
210,000,000	0.200	07/07/09	210,000,000
Maturity Value: $210,046,667
Settlement Date: 05/28/09
Collateralized by Federal Home Loan Mortgage Corp., 6.000%, due 10/01/26 to 07/01/27 and Federal National Mortgage Association, 5.000% to 6.000%, due 12/01/34 to 06/01/38. The aggregate market value of the collateral, including accrued interest, was $214,200,000.

Barclays Capital, Inc.
125,000,000	0.160	06/01/09	125,000,000
Maturity Value: $125,001,667
Collateralized by Federal National Mortgage Association, 5.000%, due 01/01/39 to 02/01/39 and Government National Mortgage Association, 5.500%, due 11/15/38. The aggregate market value of the collateral, including accrued interest, was $127,499,999.

419,000,000	0.200	07/06/09	419,000,000
Maturity Value: $419,090,783
Settlement Date: 05/28/09
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 03/01/15 to 03/01/39 and Federal National Mortgage Association, 4.500% to 5.500%, due 12/01/17 to 05/01/39. The aggregate market value of the collateral, including accrued interest, was $427,379,977.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
Deutsche Bank Securities, Inc.
$210,000,000	0.220%	07/06/09	$210,000,000
Maturity Value: $210,050,050
Settlement Date: 05/28/09
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 09/01/23 to 04/01/39 and Government National Mortgage Association, 6.000% to 7.000%, due 02/15/37 to 10/20/38. The aggregate market value of the collateral, including accrued interest, was $216,300,000.

Joint Repurchase Agreement Account I
44,500,000	0.165	06/01/09	44,500,000
Maturity Value: $44,500,612
Joint Repurchase Agreement Account II
9,015,000,000	0.183	06/01/09	9,015,000,000
Maturity Value: $9,015,137,479
UBS Securities LLC
32,800,000	0.140	06/01/09	32,800,000
Maturity Value: $32,800,383
Collateralized by U.S. Treasury Note, 3.375%, due 09/15/09. The market value of the collateral, including accrued interest, was $33,460,119.
126,000,000	0.230	07/10/09	126,000,000
Maturity Value: $126,034,615
Settlement Date: 05/28/09
Collateralized by Federal National Mortgage Association, 5.500% to 6.500%, due 02/01/35 to 02/01/39. The aggregate market value of the collateral, including accrued interest, was $128,520,929.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$10,332,300,000

Repurchase Agreements-Affiliated Issuers(d) — 2.1%
Goldman, Sachs & Co.
$100,000,000	0.170%	06/01/09	$100,000,000
Maturity Value: $100,001,417
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 16.000%, due 08/01/09 to 05/01/39 and Federal National Mortgage Association, 4.000% to 14.000%, due 06/01/09 to 06/01/39. The aggregate market value of the collateral, including accrued interest, was $102,993,638.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Affiliated Issuers — (continued)
Goldman, Sachs & Co.
$250,000,000	0.180%	06/01/09	$250,000,000
Maturity Value: $250,003,750
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 9.000%, due 09/01/09 to 04/01/39 and Federal National Mortgage Association, 4.000% to 9.500%, due 01/01/10 to 06/01/39. The aggregate market value of the collateral, including accrued interest, was $257,000,000.

419,000,000	0.210 (a)	07/07/09	419,000,000
Maturity Value: $419,097,767
Settlement Date: 05/28/09
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 8.500%, due 09/01/14 to 10/01/38 and Federal National Mortgage Association, 3.500% to 8.500%, due 04/01/13 to 05/01/39. The aggregate market value of the collateral, including accrued interest, was $431,569,404.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$769,000,000

TOTAL INVESTMENTS — 101.2%			$36,215,041,570

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%			(428,821,343)

NET ASSETS — 100.0%			$35,786,220,227

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Securities issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2009, these securities amounted to $587,000,000 or approximately 1.6% of net assets.
(b) Variable or floating rate security index is based on either London Interbank Offering Rate or Prime Lending Rate.
(c) All or a portion represents a forward commitment.
(d) Unless noted, all repurchase agreements were entered into on May 29, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based on either the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or Federal Funds Rate.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Alabama — 2.2%
Alabama Special Care Facility Financing Authority VRDN RB Birmingham Putters Series 2008-2959 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$6,775,000	0.320%	06/04/09	$6,775,000
Alabama State Public School & College Authority RB for Capital Improvement Series 2007 (AA/Aa2)
12,000,000	5.000	12/01/09	12,223,503
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
3,460,000	0.300	06/01/09	3,460,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E (A-1/VMIG1)
2,250,000	0.400	06/01/09	2,250,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,800,000	0.300	06/01/09	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 A (A-1/VMIG1)
3,100,000	0.280	06/01/09	3,100,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
18,500,000	0.300	06/01/09	18,500,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
6,150,000	0.300	06/01/09	6,150,000
Huntsville Health Care Authority CP Series 2009 (A-1)
40,000,000	0.750	06/01/09	40,000,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,500,000	0.450	06/04/09	7,500,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
7,800,000	0.300	06/01/09	7,800,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
8,000,000	0.300	06/01/09	8,000,000
Southeast Alabama Gas District VRDN RB Supply Project Series 2007 A (Societe Generale SPA) (VMIG1)
97,495,000	0.280	06/01/09	97,495,000

			$224,053,503

Alaska — 0.1%
Alaska State Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT (A-1+)
$10,000,000	0.120%	06/04/09	$10,000,000

Arizona — 1.5%
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2008 C (Bank of Nova Scotia LOC) (A-1+)
$12,435,000	0.310%	06/03/09	$12,435,000
Arizona School District TANS Financing Program COPS Series 2008 (SP-1+/MIG1)
29,300,000	3.000	07/30/09	29,364,022

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Arizona — (continued)
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$3,670,000	0.320%	06/04/09	$3,670,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+)(a)
13,120,000	0.380	06/04/09	13,120,000
Gilbert Arizona GO Bonds Projects of 2006 & 2007 Series 2008 (AA/Aa2)
15,790,000	3.500	07/01/09	15,812,403
Salt River Project Agricultural Improvement & Power District Electric Systems RB Refunding Series 2001 A (AA/Aa1)
15,000,000	5.000	01/01/10	15,381,201
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 A (Citibank N.A. SPA) (A-1)(a)
12,275,000	0.390	06/04/09	12,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0141 A (Citibank N.A. SPA) (A-1)(a)
16,500,000	0.390	06/04/09	16,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
15,850,000	0.390	06/04/09	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA) (VMIG1)(a)
2,635,000	0.390	06/04/09	2,635,000
Salt River Project VRDN RB Putters Series 2008-3226 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,620,000	0.320	06/04/09	9,620,000
Salt River Project VRDN RB Putters Series 2009-3307 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,395,000	0.320	06/04/09	3,395,000
Scottsdale Arizona GO Bonds Series 1999 (AAA/Aaa)
5,000,000	5.000	07/01/09	5,011,358
Yavapai County IDA Hospital Facility VRDN RB for Northern Arizona Healthcare Series 2009 B (Banco Bilbao Vizcaya LOC) (A-1+/VMIG1)
3,000,000	0.320	06/04/09	3,000,000

			$158,068,984

California — 3.4%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA) (A-1)(a)
$11,825,000	0.340%	06/04/09	$11,825,000
Bay Area Toll Authority VRDN RB Putters Series 2008-3130 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,145,000	0.270	06/04/09	6,145,000
Bay Area Toll Authority VRDN RB Putters Series 2009-3293 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,500,000	0.270	06/04/09	2,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Claremont McKenna College Series 2009-1208 (Bank of America SPA) (VMIG1)(a)
$5,000,000	0.290%	06/04/09	$5,000,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Southern California University Series 2009-1207 (Bank of America N.A. SPA) (A-1)(a)
4,440,000	0.290	06/04/09	4,440,000
California Educational Facilities Authority VRDN RB for Stanford University Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,365,000	0.270	06/04/09	2,365,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
12,000,000	1.040	06/04/09	12,000,000
California Infrastructure & Economic Development Bank VRDN RB for Bay Area Toll Bridges Series 2009-3031 (AMBAC) (Morgan Stanley Municipal Products SPA) (A-1)(a)
11,170,000	0.310	06/04/09	11,170,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-5 (Bayerische Landesbank and Westdeutsche Landesbank LOC) (A-1+/VMIG1)
44,100,000	0.300	06/01/09	44,100,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
6,300,000	0.200	06/04/09	6,300,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
9,200,000	0.150	06/04/09	9,200,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-8 (Bayerische Landesbank LOC) (A-1+/VMIG1)
37,615,000	1.750	06/04/09	37,615,000
California State Department of Water Resources VRDN RB Putters Series 2008-3019 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,890,000	0.270	06/04/09	4,890,000
California State Department of Water Resources VRDN RB ROCS-R-II R-11552 Central Valley Project Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
4,000,000	0.390	06/04/09	4,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 S-K (A-1)
17,700,000	0.550	08/24/09	17,700,000
California Statewide Communities Development Authority VRDN RB ROCS-RR-II R-1563 Series 2008 (BHAC) (Citibank N.A.) (A-1)(a)
4,900,000	0.440	06/04/09	4,900,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
17,910,000	0.150	06/03/09	17,910,000
Los Angeles Community College GO VRDN Putters Series 2008-3287 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,500,000	0.270	06/04/09	4,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Los Angeles Department of Water & Power VRDN RB ROCS-RR-II R-11555 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
$2,695,000	0.390%	06/04/09	$2,695,000
Los Angeles Wastewater Systems VRDN RB Putters Series 2009-3371 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,500,000	0.270	06/04/09	6,500,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2006 A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
6,410,000	0.100	06/04/09	6,410,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1)(a)
3,695,000	0.340	06/04/09	3,695,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11565 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
5,525,000	0.390	06/04/09	5,525,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
37,500,000	0.700	06/01/09	37,500,000
Peralta Community College District GO VRDN Floaters Series 2009-3019 (FSA) (Morgan Stanley Municipal Products SPA) (A-1)(a)
10,000,000	0.310	06/04/09	10,000,000
San Diego Water Authority CP Series 2009 (Bayerische Landesbank SPA) (A-1)
12,000,000	0.550	06/11/09	12,000,000
10,500,000	0.550	06/24/09	10,500,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12222 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
4,950,000	0.340	06/04/09	4,950,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-11285 Series 2007 (Citibank N.A. SPA) (A-1)(a)
4,765,000	0.340	06/04/09	4,765,000
Santa Clara County VRDN RB Floaters Series 2009-19C (Wells Fargo & Co. SPA) (Aa2)(a)
19,000,000	0.340	06/04/09	19,000,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA) (VMIG1)(a)
3,960,000	0.340	06/04/09	3,960,000
University of California VRDN RB Putters Series 2008-2475 (JPMorgan & Chase Co. SPA) (VMIG1)(a)
1,035,000	0.270	06/04/09	1,035,000
University of California VRDN RB Putters Series 2009-3368 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,500,000	0.270	06/04/09	3,500,000
University of California VRDN RB ROCS-R-II R-11567 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
3,440,000	0.390	06/04/09	3,440,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.) (A-1)(a)
8,500,000	0.340	06/04/09	8,500,000

			$350,535,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Colorado — 1.6%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (AA-)
$20,600,000	0.350%	06/04/09	$20,600,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
12,490,000	0.180	06/03/09	12,490,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
17,120,000	0.750	06/03/09	17,120,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
18,145,000	0.350	06/03/09	18,145,000
Colorado Regional Transportation District CP Series 2001 A (Westdeutsche Landesbank AG LOC) (A-1)
31,600,000	0.750	09/01/09	31,600,000
Colorado Springs Utilities Systems VRDN RB Improvement Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
44,550,000	0.250	06/04/09	44,550,000
Denver City & County CP Series 2009 (Wachovia Bank N.A. LOC) (A-1)
6,700,000	0.500	06/23/09	6,700,000
Denver GO VRDN Austin Trust Certificates Series 2008-1050 (Bank of America N.A. SPA) (A-1)(a)
7,500,000	0.340	06/04/09	7,500,000

			$158,705,000

Connecticut — 0.9%
Connecticut State GO VRDN Putters Series 2008-3254 (JPMorgan Chase & Co. SPA) (AAA)(a)
$13,930,000	0.270%	06/04/09	$13,930,000
Connecticut State Health & Educational Facilities Authority Austin Trust Certificates VRDN RB Series 2008-1086 (Bank of America N.A. SPA) (A-1)(a)
21,000,000	0.290	06/04/09	21,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2009-3363 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,135,000	0.270	06/04/09	4,135,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II R-10347 Series 2009 (Citibank N.A. SPA) (A-1+)(a)
42,000,000	0.370	06/04/09	42,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1997 T-2 (A-1+/VMIG1)
5,200,000	0.100	06/04/09	5,200,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB Floater TRS for Yale University Series 2008 K34W-Reg D (Citibank N.A. SPA) (VMIG1)(a)
9,170,000	0.370	06/04/09	9,170,000

			$95,435,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Delaware — 0.6%
Delaware State Health & Educational Facilities Authority VRDN RB for the Nemours Foundation Project Series 2005 (Bank of America N.A.) (A-1)
$30,120,000	0.350%	06/03/09	$30,120,000
Delaware Transportation Authority Transit System VRDN RB Putters Series 2009-3400 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,000,000	0.320	06/04/09	6,000,000
University of Delaware VRDN RB Series 1998 (Bank of America N.A. SPA) (A-1)
20,700,000	0.300	06/03/09	20,700,000

			$56,820,000

District of Columbia — 0.5%
District of Columbia GO VRDN Series 2001 C (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$17,350,000	0.250%	06/04/09	$17,350,000
District of Columbia VRDN RB George Washington University Series 2000 C RMKT (Bank of America N.A. LOC) (A-1+)
12,000,000	0.250	06/03/09	12,000,000
District of Columbia VRDN RB Putters Series 2009-3354 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,625,000	0.320	06/04/09	7,625,000
District of Columbia VRDN RB Putters Series 2009-3369 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,500,000	0.320	06/04/09	4,500,000
District of Columbia VRDN RB Refunding Series 2008 B RMKT (Bank of America N.A. LOC) (A-1+/VMIG1)
7,300,000	0.350	06/04/09	7,300,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	0.320	06/04/09	2,000,000

			$50,775,000

Florida — 4.4%
Broward County Water & Sewer Utility Systems VRDN RB ROCS-RR-II R-11719 Series 2009 (Citibank N.A. SPA) (A-1)(a)
$3,095,000	0.390%	06/04/09	$3,095,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1)(a)
14,911,000	0.340	06/04/09	14,911,000
Florida State Board of Education GO Bonds Refunding for Capital Outlay Series 2007 A (AAA/Aa1)
6,205,000	5.000	06/01/09	6,205,000
Florida State Board of Education GO Bonds Series 2005 A (AAA/Aa1)
4,400,000	5.000	01/01/10	4,510,062
Florida State Board of Education GO VRDN Putters Series 2008-2850 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,945,000	0.320	06/04/09	4,945,000
Florida State Board of Education GO VRDN Putters Series 2008-3251 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,385,000	0.320	06/04/09	2,385,000
Florida State Board of Education GO VRDN Putters Series 2009-3413 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,000,000	0.320	06/04/09	5,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida — (continued)
Florida State Board of Education GO VRDN Putters Series 2009-3417 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$5,140,000	0.320%	06/04/09	$5,140,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1)(a)
4,305,000	0.390	06/04/09	4,305,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11303 Series 2007 (Citibank N.A. SPA) (A-1)(a)
5,390,000	0.390	06/04/09	5,390,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11389 Series 2008 (Citibank N.A. SPA) (A-1)(a)
4,570,000	0.390	06/04/09	4,570,000
Florida State Board of Education Lottery RB Series 2008 A (AAA/A2)
4,870,000	5.000	07/01/09	4,882,031
Florida State Board of Education Lottery RB Series 2008 B (AAA/A2)
4,500,000	3.500	07/01/09	4,506,245
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,515,000	0.320	06/04/09	4,515,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,665,000	0.320	06/04/09	2,665,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2 (A-1/VMIG1)
30,000,000	0.370	06/04/09	30,000,000
Jacksonville Austin Trust Certificates VRDN RB Mayo Foundation Series 2008-3015X (Bank of America N.A. SPA) (A-1)(a)
5,500,000	0.340	06/04/09	5,500,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (VMIG1)
29,895,000	0.350	06/04/09	29,895,000
Jacksonville Electric Authority CP Notes Series 2009 C-1 (JPMorgan Chase & Co. SPA) (A-1)
32,710,000	0.500	08/04/09	32,710,000
Jacksonville Electric Authority VRDN RB for St. Johns River Power Park Systems Putters Series 2008-2935Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,645,000	0.320	06/04/09	5,645,000
Jacksonville Electric Authority VRDN RB Series 2008-3 B-2 (Bank of America N.A. SPA) (A-1/VMIG1)
7,000,000	0.400	06/03/09	7,000,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,500,000	0.230	06/03/09	1,500,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
65,625,000	0.280	06/03/09	65,625,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilboa Vizcaya SPA) (A-1+/VMIG1)
17,850,000	0.280	06/03/09	17,850,000
Orlando Utilities Commission System RB Refunding Series 2004 (AA/Aa1)
10,400,000	5.250	07/01/09	10,428,882

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida — (continued)
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
$89,450,000	0.300%	06/03/09	$89,450,000
South Broward Hospital District Austin Trust Certificates VRDN RB Series 2008-1122 (Bank of America N.A. SPA) (A-1+)(a)
6,480,000	0.340	06/04/09	6,480,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2007-1025 (Bank of America N.A. SPA) (A-1)(a)
12,275,000	0.340	06/04/09	12,275,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1+)(a)
4,245,000	0.340	06/04/09	4,245,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
37,945,000	0.320	06/04/09	37,945,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,080,000	0.320	06/04/09	2,080,000
Tallahassee Construction Utility System VRDN RB Putters Series 2008-2617 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,660,000	0.320	06/04/09	6,660,000
Tallahassee Construction Utility System VRDN RB ROCS-RR-II R-11306 Series 2007 (Citibank N.A. SPA) (A-1)(a)
6,775,000	0.390	06/04/09	6,775,000

			$449,088,220

Georgia — 4.0%
Dekalb County Water & Sewer Systems VRDN RB ROCS-RR-II R-567 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
$3,135,000	0.390%	06/04/09	$3,135,000
Georgia State GO Bonds Series 1994 D (AAA/Aaa)
2,000,000	6.700	08/01/09	2,020,660
Georgia State GO Bonds Series 1999 B (AAA/Aaa)
7,770,000	5.750	08/01/09	7,823,209
Georgia State GO Bonds Series 2003 D (AAA/Aaa)
7,000,000	5.250	12/01/09	7,146,245
Georgia State GO Bonds Series 2009 A (AAA/Aaa)
8,080,000	2.000	01/01/10	8,151,210
Georgia State GO Bonds Series 2009 B (AAA/Aaa)
20,925,000	2.000	01/01/10	21,109,415
Georgia State GO Bonds Series 2009 D (AAA/Aaa)
8,980,000	2.000	05/01/10	9,106,806
Georgia State Road & Thruway Authority RB Federal Highway Grant Anticipation Bonds Series 2006 (AA-/Aa3)
9,500,000	5.000	06/01/09	9,500,000
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,870,000	0.320	06/04/09	8,870,000
Gwinnett County School District GO Bonds Series 2007 (AAA/Aaa)
6,000,000	5.000	02/01/10	6,182,521
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
28,570,000	0.350	06/03/09	28,570,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Georgia — (continued)
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$27,775,000	0.350%	06/03/09	$27,775,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
46,070,000	0.750	06/03/09	46,070,000
Municipal Electric Authority of Georgia BANS Series 2009 A (SP-1+/MIG1)
22,500,000	1.250	05/07/10	22,583,143
Municipal Electric Authority of Georgia CP Series 2009 (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1)
43,000,000	0.500	06/09/09	43,000,000
107,400,000	0.550	06/18/09	107,400,000
19,000,000	0.550	06/26/09	19,000,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1)
7,067,000	0.550	06/18/09	7,067,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
5,400,000	0.400	06/03/09	5,400,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT (Bayerische Landesbank LOC) (A-1+/VMIG1)
9,000,000	0.350	06/03/09	9,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2008-2989 (JPMorgan Chase & Co.) (VMIG1)(a)
3,545,000	0.320	06/04/09	3,545,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3243 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,795,000	0.320	06/04/09	4,795,000

			$407,250,209

Idaho — 0.2%
Idaho Health Facilities Authority VRDN RB for Ascension Health Service Care Series 2008 D (A-1+/VMIG1)
$18,700,000	0.210%	06/03/09	$18,700,000

Illinois — 5.2%
Chicago Board of Education GO VRDN Putters Series 2008-2997 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
$8,890,000	0.590%	06/04/09	$8,890,000
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC) (A-1+/VMIG1)
5,000,000	0.290	06/04/09	5,000,000
Chicago GO VRDN Putters Series 2009-3315 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,995,000	0.320	06/04/09	4,995,000
Chicago GO VRDN Putters Series 2009-3420 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,000,000	0.490	06/04/09	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Chicago Metropolitan Water Reclamation District GO VRDN Putters Series 2009-3448 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$5,600,000	0.320%	06/04/09	$5,600,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS-RR-II R-11189 Series 2007 (Citigroup Global Markets SPA) (VMIG1)(a)
4,995,000	0.390	06/04/09	4,995,000
Chicago Water Authority VRDN RB Floaters Certificates Series 2008-60C (FSA) (Wells Fargo & Co. SPA) (F1+)(a)
15,870,000	0.490	06/04/09	15,870,000
Cook County GO TANS Series 2008 (SP-1+/MIG1)
16,500,000	3.000	08/03/09	16,539,680
Cook County Township High School District No. 225 Northfield Township GO VRDN Putters Series 2008-2445 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,130,000	0.320	06/04/09	2,130,000
Du Page Water Commission GO Bonds Refunding Series 2001 (AAA/Aaa)
4,100,000	5.250	03/01/10	4,248,258
Illinois Educational Facilities Authority RB University of Chicago Series 2003 A (AA/Aa1)
3,225,000	5.000	07/01/09	3,233,285
Illinois Educational Facilities Authority VRDN RB University of Chicago Series 2001 B-1 (VMIG1)
15,700,000	1.850	07/28/09	15,700,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)
18,000,000	0.650	01/14/10	18,000,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-3 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,150,000	0.300	06/03/09	4,150,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-5 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
8,880,000	0.300	06/03/09	8,880,000
Illinois Finance Authority VRDN RB Carle Foundation Hospital Series 2009 C (Northern Trust Co. LOC) (A-1+)
3,600,000	0.150	06/04/09	3,600,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA) (A-1/VMIG1)
18,600,000	0.270	06/04/09	18,600,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B (A-1+/VMIG1)
31,000,000	0.600	02/01/10	31,000,000
Illinois Finance Authority VRDN RB for Southern Healthcare Series 2008 (Bank of Nova Scotia LOC) (A-1+)
4,580,000	0.350	06/03/09	4,580,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Medical Center Series 2009 A-2 (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
2,000,000	0.300	06/04/09	2,000,000
Illinois Health System Sisters Hospital CP Series 2008 A (A-1)
35,000,000	0.600	08/11/09	35,000,000
Illinois State GO Notes Certificates Series 2009 (SP-1)
90,000,000	4.000	04/26/10	92,017,913
189,300,000	4.000	05/20/10	193,519,905

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Illinois State GO VRDN Putters Series 2008-3257 (FGIC) (JPMorgan Chase & Co. SPA) (A-1)(a)
$8,130,000	0.990%	06/04/09	$8,130,000
Illinois State GO VRDN Putters Series 2009-3387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,895,000	0.490	06/04/09	2,895,000
Illinois State GO VRDN ROCS-RR-II R-11295 Series 2007 (Citibank N.A. SPA) (A-1)(a)
4,185,000	0.390	06/04/09	4,185,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2009-3336 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,330,000	0.320	06/04/09	5,330,000
University of Chicago VRDN RB Austin Trust Certificates Series 2009-1205 (Bank of America N.A. SPA) (A-1)(a)
4,165,000	0.340	06/04/09	4,165,000
University of Chicago VRDN RB Putters Series 2009-3288Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,000,000	0.320	06/04/09	3,000,000
University of Illinois VRDN RB Auxiliary Facilities System Putters Series 2009-3348 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,995,000	0.320	06/04/09	5,995,000

			$535,249,041

Indiana — 0.7%
Indiana Bond Bank VRDN RB Special Program Gas Revenue Putters Series 2008-2882 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$13,835,000	0.320%	06/04/09	$13,835,000
Indiana Health & Educational Facility Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A. SPA) (A-1)(a)
6,670,000	0.390	06/04/09	6,670,000
Indiana State Finance Authority RB for Revolving Fund Program Series 2006 A (AAA/Aaa)
3,000,000	5.000	02/01/10	3,083,884
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-1 (A-1+/VMIG1)
10,400,000	0.210	06/03/09	10,400,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA) (A-1+)(b)
12,910,000	1.000	06/04/09	12,910,000
Indianapolis Local Public Improvement Bond Bank RANS Series 2009 E (SP-1+/MIG1)
18,000,000	0.800	03/31/10	18,000,000
Indianapolis Local Public Improvement Bond Bank VRDN RB Putters Series 2009-3437 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,180,000	0.320	06/04/09	7,180,000

			$72,078,884

Iowa — 0.0%
Iowa Finance Authority RB Revolving Fund Series 2001 (AAA/Aaa)
$3,725,000	5.250%	08/01/09	$3,746,715

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Kansas — 0.3%
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 D (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
$28,800,000	0.300%	06/01/09	$28,800,000
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,840,000	0.320	06/04/09	3,840,000

			$32,640,000

Kentucky — 0.5%
Kentucky Asset/Liability Community General Fund TRANS Series 2008 A (SP-1+/MIG1)
$16,400,000	3.000%	06/25/09	$16,412,926
Kentucky Public Energy Authority Gas Supply VRDN RB Series 2006 A (BP Corp. North SPA) (A-1+/VMIG1)
34,500,000	0.280	06/01/09	34,500,000

			$50,912,926

Louisiana — 0.5%
Louisiana Public Facilities Authority VRDN RB Refunding for Christus Health Series 2008 D-1 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
$6,300,000	0.220%	06/03/09	$6,300,000
Louisiana State Gas & Fuels Tax VRDN RB Second Lien Series 2009 A-1 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
20,000,000	0.290	06/04/09	20,000,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
11,710,000	0.250	06/03/09	11,710,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Series 1996 (Bank of New York LOC) (P-1)
17,220,000	0.250	06/03/09	17,220,000

			$55,230,000

Maryland — 1.7%
Anne Arundel County CP Series 2009 (Westdeutsche Landesbank AG SPA) (A-1)
$13,500,000	0.850%	07/10/09	$13,500,000
37,600,000	0.850	07/28/09	37,600,000
John Hopkins University Health System CP Series 2009 B (Wachovia Bank N.A. SPA) (A-1)
22,900,000	0.600	07/01/09	22,900,000
45,000,000	0.400	07/02/09	45,000,000
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Center Series 2008 B (A-1+/VMIG1)
37,400,000	0.150	06/03/09	37,400,000
Maryland State GO Bonds State and Local Facilities Series 2004 (AAA/Aaa)
7,000,000	5.000	08/01/09	7,035,476
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Johns Hopkins University Series 1998 (AA/Aa2)
3,605,000	6.000	07/01/09	3,619,036

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Maryland — (continued)
Montgomery County GO Bonds Series 2008 A (AAA/Aaa)
$4,150,000	5.000%	01/01/10	$4,260,224
Washington Suburban Sanitation District GO Bonds Refunding General Construction Series 2004 (AAA/Aaa)
3,000,000	5.000	06/01/09	3,000,000

			$174,314,736

Massachusetts — 2.7%
Boston Water & Sewer System CP Series 2009 (Bank of America N.A. SPA) (A-1)
$4,500,000	0.600%	07/07/09	$4,500,000
Massachusetts Bay Transportation Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4368 Series 2007 (Wells Fargo Bank SPA) (A-1+)(a)
5,060,000	0.370	06/04/09	5,060,000
Massachusetts Bay Transportation Authority Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1)(a)
3,500,000	0.290	06/04/09	3,500,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,720,000	0.300	06/04/09	9,720,000
Massachusetts Bay Transportation Authority VRDN RB Putters Series 2008-3260 (JPMorgan Chase Bank & Co. SPA) (A-1)(a)
11,220,000	0.300	06/04/09	11,220,000
Massachusetts Bay Transportation Authority VRDN RB Putters Series 2009-3389 (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
3,375,000	0.300	06/04/09	3,375,000
Massachusetts State Austin Trust Certificates GO VRDN Series 2008-1203 (Bank of America N.A. SPA) (A-1)(a)
9,500,000	0.290	06/04/09	9,500,000
Massachusetts State Austin Trust Certificates VRDN RB for Partners Healthcare Series 2008-1056 (Bank of America N.A. SPA) (A-1)(a)
5,180,000	0.290	06/04/09	5,180,000
Massachusetts State Development Finance Agency VRDN RB Clark University Series 2008 (T.D. BankNorth N.A. LOC) (A-1+/VMIG1)
6,650,000	0.200	06/03/09	6,650,000
Massachusetts State GO Bonds Construction Loan Series 2009 A (AA/Aa2)
14,900,000	2.000	03/01/10	15,057,456
Massachusetts State GO Notes Series 1999 C (AAA/Aa2)
4,000,000	5.750	09/01/09	4,074,925
Massachusetts State GO VRDN Putters Series 2009-3337 (JPMorgan Chase & Co. SPA) (A-1)(a)
2,475,000	0.300	06/04/09	2,475,000
Massachusetts State GO VRDN Refunding Series 1998 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
37,000,000	0.150	06/04/09	37,000,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2009 H-1 (A-1+)
18,000,000	0.650	08/03/09	18,000,000
5,000,000	0.670	09/01/09	5,000,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2009 H-2 (A-1)
17,700,000	0.380	10/01/09	17,700,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Massachusetts — (continued)
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$3,040,000	0.320%	06/04/09	$3,040,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A. SPA) (A-1)(a)
5,390,000	0.380	06/04/09	5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F-3 (Citibank N.A. SPA) (A-1/VMIG1)
6,000,000	0.180	06/04/09	6,000,000
Massachusetts State Water Resources Authority CP Series 2009 S-94 (Bayerische Landesbank LOC) (A-1)
44,000,000	0.600	06/08/09	44,000,000
29,000,000	0.750	06/09/09	29,000,000
Massachusetts State Water Resources Authority RB Series 1992 A (AA+/Aa2)
2,000,000	6.500	07/15/09	2,011,618
Massachusetts State Water Resources Authority VRDN RB Putters Series 2008-2848 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,345,000	0.590	06/04/09	5,345,000
University of Massachusetts Building Authority VRDN RB Refunding Senior Community GTD Series 2008-4 (Bank of America N.A. SPA) (A-1)
3,360,000	0.330	06/03/09	3,360,000
University of Massachusetts Building Authority VRDN RB Series 2008 A (Bank of America N.A. SPA) (A-1)
16,120,000	0.200	06/03/09	16,120,000

			$272,278,999

Michigan — 4.7%
Central Michigan University VRDN RB Refunding General Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$13,995,000	0.250%	06/04/09	$13,995,000
Lenawee County Hospital Finance Authority VRDN RB Refunding & Improvement Promedica Healthcare Series 2008 C (UBS AG LOC) (A-1/VMIG1)
7,000,000	0.420	06/03/09	7,000,000
Michigan Municipal Bond Authority RANS Clean Water Revolving Series 2008 (SP-1+/MIG1)
19,000,000	3.000	07/15/09	19,048,838
Michigan Municipal Bond Authority RB for Clean Water Revolving Series 1999 (AAA/Aaa)
13,000,000	5.500	10/01/09	13,281,041
Michigan Municipal Bond Authority VRDN RB Putters Series 2002-286 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,100,000	0.320	06/04/09	4,100,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-11254 Series 2007 (Citibank N.A. SPA) (A-1)(a)
3,800,000	0.390	06/04/09	3,800,000
Michigan Municipal Bond Water Finance Authority VRDN RB Putters Series 2008-3263 (JPMorgan Chase & Co. SPA) (A-1)(a)
5,350,000	0.320	06/04/09	5,350,000
Michigan State GO RANS Series 2008 B (SP-1+/MIG1)
50,000,000	3.000	09/30/09	50,220,709

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Michigan — (continued)
Michigan State GO TANS Series 2008 A (SP-1+/MIG1)
$174,000,000	3.000%	09/30/09	$174,595,949
Michigan State Hospital Finance Authority for Trinity Health Credit CP Series 2009 (A-1)
62,900,000	0.400	07/01/09	62,900,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-1 (A-1+/VMIG1)
28,020,000	0.210	06/03/09	28,020,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-3 (A-1+/VMIG1)
10,000,000	0.210	06/03/09	10,000,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-5 (A-1+/VMIG1)
5,000,000	0.210	06/03/09	5,000,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-7 (A-1+/VMIG1)
14,800,000	0.210	06/03/09	14,800,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,110,000	0.320	06/04/09	5,110,000
Michigan State University VRDN RB General Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,010,000	0.200	06/03/09	4,010,000
Michigan State University VRDN RB Refunding General Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,920,000	0.200	06/03/09	1,920,000
University of Michigan CP Series 2009 (A-1)
9,000,000	0.400	07/01/09	9,000,000
University of Michigan VRDN RB Floating Refunding Hospital Series 1998 A-2 (A-1+/VMIG1)
1,300,000	0.280	06/01/09	1,300,000
University of Michigan VRDN RB General Series 2005 B (A-1+/VMIG1)
18,040,000	0.100	06/04/09	18,040,000
University of Michigan VRDN RB Hospital Series 1995 A (A-1+/VMIG1)
3,700,000	0.230	06/03/09	3,700,000
University of Michigan VRDN RB Hospital Series 2007 A (A-1+/VMIG1)
700,000	0.250	06/01/09	700,000
University of Michigan VRDN RB Hospital Series 2007 B (A-1+/VMIG1)
20,085,000	0.100	06/04/09	20,085,000
University of Michigan VRDN RB Medical Services Plan Series 2006 A (A-1+/VMIG1)
4,000,000	0.230	06/03/09	4,000,000

			$479,976,537

Minnesota — 2.7%
Minneapolis City GO Bonds Series 2009 (AAA/Aa1)
$11,690,000	2.000%	12/01/09	$11,782,849
Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 C (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
14,900,000	0.200	06/03/09	14,900,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Minnesota — (continued)
Minnesota State GO Bonds Refunding Series 2007 (AAA/Aa1)
$12,000,000	5.000%	08/01/09	$12,066,960
Minnesota State GO Bonds Series 1999 (AAA/Aa1)
3,000,000	5.250	08/01/09	3,017,199
Minnesota State GO Bonds Series 2009 A (AAA/Aa1)
8,350,000	3.000	12/01/09	8,453,853
Minnesota State GO VRDN Putters Series 2008-3265 (JPMorgan Chase & Co. SPA) (A-1)(a)
6,390,000	0.320	06/04/09	6,390,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 1992 3-L2 (Wells Fargo Bank N.A. SPA) (VMIG1)
6,410,000	0.300	06/04/09	6,410,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 2000 5-G (Wells Fargo Bank N.A. SPA) (VMIG1)
3,640,000	0.300	06/04/09	3,640,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA) (VMIG1)
13,775,000	0.190	06/04/09	13,775,000
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	0.340	06/04/09	5,000,000
Rochester Health Care Facilities Mayo Foundation CP Series 1992 A (A-1)
4,000,000	0.650	06/11/09	4,000,000
Rochester Health Care Facilities Mayo Foundation CP Series 2001 A (Wachovia Bank N.A. SPA) (A-1)
28,000,000	0.500	06/01/09	28,000,000
Rochester Health Care Facilities Mayo Foundation CP Series 2000 B (U.S. Bank N.A. SPA) (A-1)
19,000,000	0.700	06/01/09	19,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+)
13,300,000	0.550	05/10/10	13,300,000
St. Louis Park VRDN RB Refunding for Park Nicollet Health Services Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+)
5,000,000	0.250	06/04/09	5,000,000
St. Louis Park VRDN RB Refunding for Park Nicollet Health Services Series 2008 B-1 (Wells Fargo Bank N.A. LOC) (A-1+)
7,500,000	0.270	06/04/09	7,500,000
University of Minnesota CP Series 2009 (A-1)
20,200,000	0.300	07/01/09	20,200,000
13,800,000	0.300	07/07/09	13,800,000
University of Minnesota VRDN RB Refunding Series 2008 A RMKT (University of Minnesota SPA) (A-1+/VMIG1)
12,000,000	0.150	06/03/09	12,000,000
University of Minnesota VRDN RB Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
66,735,000	0.150	06/03/09	66,735,000

			$274,970,861

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Mississippi — 0.4%
Mississippi State GO VRDN for Nissan Project Series 2003 C RMKT (Bank of America N.A. SPA) (A-1+/VMIG1)
$16,870,000	0.350%	06/03/09	$16,870,000
Mississippi State Hospital Equipment & Facilities Authority RB for Baptist Memorial Health Services Series 2004 B2 (AA)
11,940,000	0.700	07/09/09	11,940,000
Mississippi State Hospital Equipment & Facilities Authority VRDN RB for Baptist Memorial Health Services Series 2004 B2 (AA)
15,200,000	0.700	07/09/09	15,200,000

			$44,010,000

Missouri — 2.5%
Curators University Systems Facilities VRDN RB Refunding Series 2007 B (A-1+/VMIG1)
$900,000	0.250%	06/04/09	$900,000
Kansas City Special Obligation VRDN RB Refunding for H. Roe Bartle Series 2008 E (Bank of America N.A. LOC) (A-1/VMIG1)
21,250,000	0.310	06/03/09	21,250,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+)
74,800,000	0.250	06/01/09	74,800,000
Missouri State Health & Educational Facilities Authority RB for Ascension Health Series 2008 C-4 (VMIG1)
8,000,000	3.500	11/15/09	8,096,484
Missouri State Health & Educational Facilities Authority RB for Ascension Health Series 2008 C-5 (VMIG1)
9,000,000	3.500	11/15/09	9,079,533
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
10,000,000	0.150	06/04/09	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
19,000,000	0.340	06/03/09	19,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 B (Bank of America N.A. LOC) (A-1/VMIG1)
8,250,000	0.340	06/03/09	8,250,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 A-1 RMKT (Bank of America N.A. LOC) (A-1+)
15,500,000	0.350	06/03/09	15,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-3 RMKT (UBS AG SPA) (A-1+)
31,200,000	0.300	06/03/09	31,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA) (A-1+)
20,200,000	0.300	06/03/09	20,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 D-4 RMKT (JPMorgan Chase & Co. SPA) (A-1+)
1,000,000	0.300	06/03/09	1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Missouri — (continued)
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2587 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$7,955,000	0.320%	06/04/09	$7,955,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Saint Luke’s Systems Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
15,000,000	0.340	06/03/09	15,000,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 A (Bank of America N.A. SPA) (A-1/VMIG1)
475,000	0.250	06/01/09	475,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 B (Bank of America N.A SPA) (A-1/VMIG1)
1,105,000	0.250	06/01/09	1,105,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/VMIG1)
7,800,000	0.250	06/01/09	7,800,000
University of Missouri VRDN RB for Systems Facilities Series 2001 A (A-1+/VMIG1)
2,445,000	0.250	06/01/09	2,445,000

			$254,056,017

Montana — 0.2%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Health Systems Series 2003 (Bank of Montreal SPA) (A-1/VMIG1)
$12,000,000	0.310%	06/03/09	$12,000,000
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
12,650,000	0.300	06/01/09	12,650,000

			$24,650,000

Nebraska(a) — 0.2%
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)
$5,995,000	0.390%	06/04/09	$5,995,000
Omaha GO VRDN Putters Series 2009-3406 (JPMorgan Chase & Co. SPA) (A-1+)
10,630,000	0.320	06/04/09	10,630,000
Omaha Public Power District Electric VRDN RB ROCS-RR-II R-11291 Series 2007 (Citibank N.A. SPA) (A-1)
8,560,000	0.390	06/04/09	8,560,000

			$25,185,000

Nevada — 1.8%
Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A. SPA) (A-1)(a)
$3,600,000	0.340%	06/04/09	$3,600,000
Clark County GO VRDN Putters Series 2008-3228 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,215,000	0.320	06/04/09	5,215,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Nevada — (continued)
Clark County GO VRDN Putters Series 2009-3366 Z (JPMorgan Chase & Co. SPA) (A-1+)(a)
$6,080,000	0.320%	06/04/09	$6,080,000
Clark County School District GO Bonds Refunding Series 1999 (FSA) (AAA/Aa2)
3,000,000	4.750	06/15/09	3,003,602
Clark County School District GO Bonds Series 1999 B (MBIA) (FGIC) (AA/Aa2)
1,000,000	5.500	06/15/09	1,001,379
Clark County School District GO Bonds Tax Building Series 2008 A (AA/Aa2)
68,000,000	5.000	06/15/09	68,081,539
Clark County School District GO VRDN ROCS-RR-II R-11297 Series 2007 (Citibank N.A. SPA) (A-1)(a)
8,750,000	0.390	06/04/09	8,750,000
Las Vegas Valley Water District GO VRDN CP Notes Series 2004 A (BNP Paribas SPA) (A-1)
68,000,000	0.300	06/01/09	68,000,000
Nevada State GO Bonds for Capital Improvement Series 2006 E (FSA) (AAA/Aa1)
4,690,000	5.000	03/01/10	4,846,558
Nevada State GO Bonds Refunding for Capital Improvement Series 2005 A (AA+/Aa2)
9,500,000	5.000	02/01/10	9,773,909
Nevada State GO VRDN Series 2009-3421 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,565,000	0.320	06/04/09	4,565,000

			$182,916,987

New Hampshire — 0.1%
New Hampshire State GO Bonds Refunding Series 2003 A (AA/Aa2)
$8,480,000	5.000%	07/15/09	$8,520,527

New Jersey — 0.9%
New Jersey Economic Development Authority VRDN RB Refunding for School Facilities Construction Series 2008 V3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
$87,600,000	0.250%	06/03/09	$87,600,000
New Jersey Health Care Facilities Financing Authority VRDN RB Virtua Health, Inc. Series 2009 D (TD Bank N.A. LOC) (A-1+)
3,000,000	0.250	06/04/09	3,000,000
New Jersey State Environmental Infrastructure RB Series 2007 A (AAA/Aaa)
6,000,000	5.000	09/01/09	6,057,743

			$96,657,743

New Mexico — 0.5%
Bernalillo County TRANS Series 2008 (SP-1+/MIG1)
$22,000,000	2.500%	12/15/09	$22,179,891
University of New Mexico VRDN RB Putters Series 2008-2498 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,000,000	0.590	06/04/09	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New Mexico — (continued)
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
$20,910,000	0.600%	06/03/09	$20,910,000

			$46,089,891

New York — 15.2%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
$37,700,000	0.300%	06/03/09	$37,700,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
6,065,000	0.500	06/03/09	6,065,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
8,000,000	0.300	06/01/09	8,000,000
Metropolitan Transportation Authority RB for Commuter Facilities Series 1999 A (AAA)
700,000	6.125	07/01/09	702,944
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC) (A-1+)
11,300,000	0.150	06/04/09	11,300,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-2 (BNP Paribas LOC) (A-1+)
7,100,000	0.150	06/04/09	7,100,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-3 (Lloyds TSB Bank PLC LOC) (A-1+)
17,900,000	0.150	06/04/09	17,900,000
New York City Austin Trust Certificates GO VRDN Series 2008-1064 (Bank of America N.A. SPA) (A-1)(a)
8,000,000	0.290	06/04/09	8,000,000
New York City Austin Trust Certificates VRDN RB for Museum of Modern Art VRDN RB Series 2008-3316 (Bank of America N.A. SPA) (A-1+)(a)
2,905,000	0.290	06/04/09	2,905,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,465,000	0.300	06/04/09	4,465,000
New York City GO VRDN Putters Series 2008-3006 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,660,000	0.300	06/04/09	6,660,000
New York City GO VRDN Putters Series 2008-3181 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,660,000	0.300	06/04/09	6,660,000
New York City GO VRDN Putters Series 2008-3282 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,350,000	0.300	06/04/09	3,350,000
New York City GO VRDN ROCS-RR-II R-11464 Series 2008 (Citibank N.A. SPA) (A-1)(a)
5,145,000	0.380	06/04/09	5,145,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City GO VRDN ROCS-RR-II R-11515 Series 2008 (Citibank N.A. SPA) (A-1)(a)
$5,940,000	0.380%	06/04/09	$5,940,000
New York City GO VRDN ROCS-RR-II R-11668 Series 2008 (Citibank N.A. SPA) (A-1)(a)
35,695,000	0.380	06/04/09	35,695,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC) (A-1+/VMIG1)
24,750,000	0.250	06/01/09	24,750,000
New York City GO VRDN Series 1993 Subseries E-2 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
4,500,000	0.250	06/01/09	4,500,000
New York City GO VRDN Series 1993 Subseries E-3 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
18,100,000	0.800	06/01/09	18,100,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
38,000,000	0.200	06/03/09	38,000,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
16,375,000	0.200	06/03/09	16,375,000
New York City GO VRDN Series 2002 Subseries C-3 (BNP Paribas LOC) (A-1+/VMIG1)
3,900,000	0.210	06/03/09	3,900,000
New York City GO VRDN Series 2002 Subseries C-4 (BNP Paribas LOC) (A-1+/VMIG1)
1,480,000	0.170	06/03/09	1,480,000
New York City GO VRDN Series 2002 Subseries C-5 (Bank of New York LOC) (A-1+/VMIG1)
10,540,000	0.170	06/03/09	10,540,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
825,000	0.150	06/03/09	825,000
New York City GO VRDN Series 2003 Subseries A-4 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
6,400,000	0.200	06/03/09	6,400,000
New York City GO VRDN Series 2003 Subseries A-5 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
9,535,000	0.250	06/03/09	9,535,000
New York City GO VRDN Series 2003 Subseries A-6 (Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
1,165,000	0.250	06/03/09	1,165,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
17,355,000	0.700	06/03/09	17,355,000
New York City GO VRDN Series 2004 Subseries H-1 (Bank of New York LOC) (A-1+/VMIG1)(a)
16,450,000	0.250	06/01/09	16,450,000
New York City GO VRDN Series 2004 Subseries H-2 (Bank of New York LOC) (A-1+/VMIG1)
5,325,000	0.170	06/03/09	5,325,000
New York City GO VRDN Series 2004 Subseries H-3 (Bank of New York LOC) (A-1+/VMIG1)
12,305,000	0.210	06/03/09	12,305,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
24,485,000	0.450	06/03/09	24,485,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City GO VRDN Series 2006 Subseries I-4 (Bank of New York LOC) (A-1+/VMIG1)
$26,275,000	0.210%	06/03/09	$26,275,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+)
45,700,000	0.180	06/03/09	45,700,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
39,900,000	0.180	06/03/09	39,900,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1)(a)
11,029,000	0.290	06/04/09	11,029,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-1192 (Bank of America N.A. SPA) (A-1)(a)
2,750,000	0.290	06/04/09	2,750,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-3306 (Bank of America N.A. SPA) (A-1)(a)
5,000,000	0.290	06/04/09	5,000,000
New York City Municipal Water Finance Authority CP Series 2009-6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A-1)
63,000,000	0.500	08/20/09	63,000,000
New York City Municipal Water Finance Authority CP Series 5 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1)
35,000,000	0.700	06/01/09	35,000,000
31,500,000	0.400	06/05/09	31,500,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2008-3092 (JPMorgan Chase & Co. SPA) (A-1+)(a)
13,405,000	0.300	06/04/09	13,405,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3384 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,750,000	0.300	06/04/09	3,750,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3412 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,375,000	0.300	06/04/09	5,375,000
New York City Municipal Water Finance Authority VRDN RB ROCS-RR-II R-11556 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
3,600,000	0.430	06/04/09	3,600,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,920,000	0.300	06/04/09	3,920,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-2 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
2,300,000	0.250	06/01/09	2,300,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
7,400,000	0.230	06/04/09	7,400,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2008-2540 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,455,000	0.300	06/04/09	1,455,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-10381 Series 2009 (Citibank N.A. SPA) (A-1)(a)
$11,000,000	0.380%	06/04/09	$11,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-9301 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
5,440,000	0.300	06/04/09	5,440,000
New York City Putters Series 2008-2950 (JPMorgan Chase & Co. SPA) (A-1+)(a)
18,680,000	0.300	06/04/09	18,680,000
New York City Transitional Finance Authority Austin Trust Certificates VRDN RB Series 2008-1190 (Bank of America N.A. SPA) (A-1)(a)
3,170,000	0.290	06/04/09	3,170,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
39,600,000	0.400	06/03/09	39,600,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
4,645,000	0.150	06/03/09	4,645,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
70,300,000	0.250	06/01/09	70,300,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
10,000,000	0.700	06/03/09	10,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2002 Subseries C-2 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
8,800,000	0.250	06/01/09	8,800,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
30,360,000	0.200	06/03/09	30,360,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
27,590,000	0.250	06/01/09	27,590,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank SPA) (A-1+/VMIG1)
3,945,000	0.450	06/03/09	3,945,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3B (Citibank N.A. SPA) (A-1/VMIG1)
6,080,000	0.250	06/01/09	6,080,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
91,210,000	0.250	06/01/09	91,210,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
7,625,000	0.250	06/01/09	7,625,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-II R-10344 Series 2009 (Citibank N.A.) (A-1)(a)
6,240,000	0.380	06/04/09	6,240,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
$3,000,000	0.380%	06/04/09	$3,000,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2F (Bayerische Landesbank SPA) (A-1+/VMIG1)
29,505,000	0.250	06/01/09	29,505,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A1 (Bank of America N.A. SPA) (A-1/VMIG1)
2,950,000	0.220	06/01/09	2,950,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1+)(a)
13,600,000	0.290	06/04/09	13,600,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2009-3397 (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,585,000	0.300	06/04/09	10,585,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1)(a)
10,000,000	0.380	06/04/09	10,000,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-10339 Series 2009 (Citibank N.A. SPA) (A-1)(a)
7,095,000	0.380	06/04/09	7,095,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-10393 Series 2009 (Citibank N.A. SPA) (A-1)(a)
15,000,000	0.380	06/04/09	15,000,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11722 Series 2009 (Citibank N.A. SPA) (A-1)(a)
5,235,000	0.380	06/04/09	5,235,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A. SPA) (A-1)(a)
4,000,000	0.380	06/04/09	4,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA) (A-1+/VMIG1)
40,000	0.180	06/04/09	40,000
New York State Dormitory Authority State Supported Debt VRDN RB for Mental Health Series 2003 RMKT (JPMorgan Chase & Co. SPA) (A-1+)
9,900,000	0.350	06/01/09	9,900,000
New York State Dormitory Authority VRDB RB Putters for Rockefeller University Series 2009-3320 (JPMorgan Chase & Co. SPA) (A-1+)(a)
11,245,000	0.300	06/04/09	11,245,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,800,000	0.250	06/01/09	2,800,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
100,000	0.180	06/04/09	100,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$20,250,000	0.300%	06/04/09	$20,250,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D 2E (BNP Paribas SPA) (A-1+)
1,855,000	0.250	06/04/09	1,855,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D 2G (Bank of Nova Scotia SPA) (A-1+)
2,100,000	0.250	06/04/09	2,100,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,635,000	0.300	06/04/09	4,635,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,620,000	0.300	06/04/09	3,620,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-3195Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,000,000	0.250	06/01/09	9,000,000
New York State Environmental Facilities GO CP Series 1998 A (Bayerische Landesbank, JPMorgan Chase & Co. and Landesbank Hessen-Thueringen LOC) (A-1)
41,000,000	0.500	08/03/09	41,000,000
New York State Environmental Municipal Water VRDN RB Putters Series 2008-3269 (JPMorgan Chase & Co. SPA) (A-1)(a)
6,985,000	0.300	06/04/09	6,985,000
New York State GO VRDN Putters Series 2009-3346 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,560,000	0.300	06/04/09	3,560,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 A (Westdeutsche Landesbank AG LOC) (A-1+)
7,200,000	0.250	06/03/09	7,200,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+)
5,600,000	0.250	06/03/09	5,600,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+)
500,000	0.250	06/03/09	500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+)
30,000,000	0.300	06/03/09	30,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
24,600,000	0.300	06/03/09	24,600,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (VMIG1)
20,800,000	0.250	06/03/09	20,800,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
11,000,000	0.180	06/03/09	11,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (VMIG1)
33,600,000	0.180	06/03/09	33,600,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State Local Government Assistance Corp. VRDN RB Refunding Senior Lien Series 2008 B-CV (Royal Bank of Canada SPA) (A-1+/VMIG1)
$5,175,000	0.200%	06/03/09	$5,175,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
108,500,000	0.250	06/03/09	108,500,000
New York State Local Government Assistance Corp. VRDN RB Series 1994 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
8,795,000	0.500	06/03/09	8,795,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 F (Societe Generale LOC) (A-1+/VMIG1)
500,000	0.170	06/03/09	500,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
4,700,000	0.150	06/03/09	4,700,000
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2008 A (AA)
5,400,000	5.000	04/01/10	5,605,824
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2009 A-2 (AA)
7,790,000	2.500	04/01/10	7,909,191
New York State Urban Development Corp. Personal Income Tax VRDN RB Putters Series 2009-3431 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,000,000	0.300	06/04/09	5,000,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3094 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
13,330,000	0.300	06/04/09	13,330,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA) (A-1+)(a)
1,250,000	0.290	06/04/09	1,250,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-2763 (JPMorgan Chase & Co. SPA) (A-1/VMIG1)(a)
6,165,000	0.300	06/04/09	6,165,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3063 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,000,000	0.300	06/04/09	5,000,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,070,000	0.300	06/04/09	2,070,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1/VMIG1)
2,100,000	0.280	06/04/09	2,100,000

			$1,552,581,959

North Carolina — 7.3%
Buncombe County Metropolitan Sewer District Systems VRDN RB Refunding Series 2008 B (Bank of America N.A. SPA) (A-1+)
$22,065,000	0.350%	06/04/09	$22,065,000
Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA) (A-1+/VMIG1)
5,000,000	0.280	06/03/09	5,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
Charlotte Douglas International Airport VRDN RB Refunding Series 2008 D (Bank of America N.A. LOC) (A-1/VMIG1)
$4,700,000	0.350%	06/03/09	$4,700,000
Charlotte Douglas International Airport VRDN RB Series 2007 B (Bank of America N.A. LOC) (A-1/VMIG1)
10,675,000	0.349	06/03/09	10,675,000
Charlotte VRDN COPS Transit Projects Series 2004 B (Bank of America N.A. SPA) (A-1/VMIG1)
16,090,000	0.300	06/03/09	16,090,000
Charlotte Water & Sewer Systems CP Series 2009 (Wachovia Bank N.A. SPA) (A-1)
6,866,000	0.450	08/13/09	6,866,000
Charlotte Water & Sewer Systems VRDN RB Putters Series 2009-3443 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,000,000	0.320	06/04/09	6,000,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1/VMIG1)
13,200,000	0.350	06/04/09	13,200,000
Durham GO VRDN Public Improvement Series 1993 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
6,350,000	0.330	06/04/09	6,350,000
East Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (VMIG1)
7,745,000	0.350	06/04/09	7,745,000
Forsyth County GO VRDN Series 2004 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,890,000	0.350	06/04/09	1,890,000
Forsyth County School District GO VRDN Series 2007 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
7,300,000	0.300	06/04/09	7,300,000
Greensboro Enterprise System VRDN RB Series 1998 B (Bank of America N.A. SPA) (A-1/VMIG1)
1,610,000	0.350	06/03/09	1,610,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1/VMIG1)
10,710,000	0.350	06/04/09	10,710,000
Greensboro GO VRDN Public Improvement Series 2003 B (Bank of America N.A. SPA) (A-1/VMIG1)
1,185,000	0.350	06/03/09	1,185,000
Greensboro GO VRDN Public Improvement Series 2008 B (Bank of America N.A. SPA) (A-1/VMIG1)
8,250,000	0.350	06/04/09	8,250,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1/VMIG1)
14,150,000	0.330	06/03/09	14,150,000
Guilford County GO VRDN Series 2004 C (Bank of America N.A. SPA) (A-1+/VMIG1)
29,650,000	0.330	06/03/09	29,650,000
Mecklenburg County GO Refunding Series 2004 C (AAA/Aaa)
4,000,000	5.000	03/01/10	4,137,171
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1/VMIG1)
5,300,000	0.330	06/03/09	5,300,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
Mecklenburg County GO VRDN Series 1996 C (Bank of America N.A. SPA) (A-1/VMIG1)
$9,110,000	0.330%	06/04/09	$9,110,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,280,000	0.350	06/03/09	9,280,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,920,000	0.300	06/04/09	9,920,000
Mecklenburg County GO VRDN Series 2006 A (VMIG1)
11,000,000	2.000	11/15/09	11,046,661
Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1/VMIG1)
8,130,000	0.360	06/04/09	8,130,000
Mecklenburg County VRDN COPS Series 2005 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	0.300	06/04/09	5,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A. SPA) (A-1)(a)
15,600,000	0.390	06/04/09	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A SPA) (A-1)(a)
14,365,000	0.390	06/04/09	14,365,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	0.390	06/04/09	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
13,110,000	0.390	06/04/09	13,110,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2008-3248 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
10,020,000	0.320	06/04/09	10,020,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,300,000	0.320	06/04/09	8,300,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 B (A-1+/VMIG1)
10,400,000	0.280	06/04/09	10,400,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1987 A (A-1+/VMIG1)
1,400,000	0.100	06/04/09	1,400,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Catholic Health East Series 2008 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
9,700,000	0.200	06/03/09	9,700,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
10,500,000	0.250	06/03/09	10,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 B (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
$3,285,000	0.300%	06/03/09	$3,285,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,950,000	0.330	06/03/09	1,950,000
North Carolina Medical Care Commission Hospital VRDN RB for Caremont Health Series 2003 Subseries A (MBIA) (Bank of America N.A. LOC) (A-1/VMIG1)
39,450,000	0.350	06/03/09	39,450,000
North Carolina Medical Care Commission VRDN RB Refunding for Baptist Hospital Series 2009 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
35,000,000	0.250	06/04/09	35,000,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
38,240,000	0.350	06/03/09	38,240,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
61,235,000	0.150	06/03/09	61,235,000
North Carolina State GO VRDN Putters Series 2008-2768 (JPMorgan Chase & Co. SPA) (A-1)(a)
7,055,000	0.320	06/04/09	7,055,000
North Carolina State GO VRDN Refunding Series 2002 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
14,680,000	0.350	06/03/09	14,680,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (A-1+/VMIG1)
26,215,000	0.350	06/03/09	26,215,000
North Carolina State GO VRDN Refunding Series 2002 F (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
3,185,000	0.200	06/03/09	3,185,000
North Carolina State University Raleigh VRDN RB Series 2003 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,300,000	0.250	06/03/09	1,300,000
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,950,000	0.390	06/04/09	4,950,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	0.300	06/03/09	5,000,000
Raleigh Comb Enterprise System VRDN RB Series 2008 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)(c)
6,500,000	0.300	06/03/09	6,500,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (A-1+/VMIG1)
13,200,000	2.500	01/20/10	13,353,358
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
13,000,000	0.300	06/03/09	13,000,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
6,525,000	0.390	06/04/09	6,525,000
University of North Carolina CP Series 2009 A (A-1)
18,000,000	0.600	09/09/09	18,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
$8,925,000	0.350%	06/04/09	$8,925,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2009 A (A-1+)
1,300,000	0.130	06/04/09	1,300,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,085,000	0.260	06/01/09	2,085,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1)(a)
10,345,000	0.390	06/04/09	10,345,000
University of North Carolina VRDN RB ROCS-RR-II R-11292 for Chapel Hill Hospital Series 2007 (Citibank N.A. SPA) (A-1)(a)
3,080,000	0.390	06/04/09	3,080,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
8,150,000	0.100	06/03/09	8,150,000
Wake County GO BANS Series 2008 (SP-1+/MIG1)
11,000,000	3.500	10/15/09	11,072,541
Wake County GO Bonds Refunding Series 2003 A (AAA/Aaa)
5,000,000	5.000	02/01/10	5,147,867
Wake County GO VRDN for Public Improvement Series 2003 B (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
2,500,000	0.300	06/04/09	2,500,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
8,150,000	0.320	06/04/09	8,150,000
Wake County GO VRDN School Series 2007 B (Bank of America N.A. SPA) (A-1/VMIG1)
19,600,000	0.320	06/04/09	19,600,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,600,000	0.320	06/04/09	14,600,000
Wilmington VRDN RB Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
14,075,000	0.350	06/03/09	14,075,000

			$747,598,598

Ohio — 2.2%
Cleveland Clinic CP Series 2009 (A-1)
$17,800,000	0.650%	09/01/09	$17,800,000
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA) (VMIG1)(b)
17,000,000	1.000	07/23/09	17,000,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1/VMIG1)
7,000,000	0.350	06/04/09	7,000,000
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,360,000	0.320	06/04/09	4,360,000
Columbus GO VRDN Sanitation Sewer System Series 2006-1 (A-1+/VMIG1)
17,755,000	0.100	06/04/09	17,755,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,005,000	0.320	06/04/09	3,005,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Ohio — (continued)
Franklin County Hospital VRDN RB for Nationwide Children’s Hospital Project Series 2008 E (JPMorgan Chase & Co. SPA) (VMIG1)
$16,265,000	0.250%	06/04/09	$16,265,000
Kent State University VRDN RB General Receipts Series 2008 B (Bank of America N.A. LOC) (A-1)
8,000,000	0.200	06/04/09	8,000,000
Lucas County Hospital VRDN RB for Promedica Healthcare Series 2008 B (UBS AG LOC) (A-1/VMIG1)
4,000,000	0.420	06/03/09	4,000,000
Montgomery County VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
7,500,000	0.300	06/03/09	7,500,000
Montgomery County VRDN RB Catholic Health Series 2004 B2 (Bayrische Landesbank SPA) (A-1+/VMIG1)
1,785,000	1.250	06/03/09	1,785,000
Montgomery County VRDN RB for Catholic Health Series 2006 B-1 (A-1+/VMIG1)
15,325,000	0.230	06/03/09	15,325,000
Ohio State GO Bonds Series 2007 A (AA+/Aa1)
4,500,000	5.000	06/15/09	4,505,800
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/VMIG1)
10,915,000	0.270 (c)	06/03/09	10,915,000
400,000	0.270	06/03/09	400,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
20,900,000	0.230	06/03/09	20,900,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
6,900,000	0.230	06/03/09	6,900,000
Ohio State Higher Educational Facility VRDN RB for Oberlin College Project Series 2005 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,350,000	0.250	06/03/09	5,350,000
Ohio State University CP Series 2003 E (A-1)
11,000,000	0.300	07/01/09	11,000,000
15,800,000	0.250	08/03/09	15,800,000
Ohio State University General Receipts RB Series 2005 A (AA/Aa2)
5,420,000	5.000	06/01/09	5,420,000
Ohio State University General Receipts VRDN RB Series 2005 B (A-1+/VMIG1)
27,900,000	0.100	06/03/09	27,900,000

			$228,885,800

Oklahoma — 0.1%
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 D Convertible (Lloyds TSB Bank PLC SPA) (VMIG1)
$6,650,000	0.280%	06/04/09	$6,650,000

Oregon — 1.1%
Clackamas County Providence CP Series 2009 (A-1)
$4,000,000	0.700%	06/01/09	$4,000,000
10,000,000	0.600	08/11/09	10,000,000
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (VMIG1)
61,300,000	0.750	06/03/09	61,300,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Oregon — (continued)
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
$26,900,000	0.200%	06/03/09	$26,900,000
Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA) (A-1+/VMIG1)
6,900,000	0.280	06/03/09	6,900,000

			$109,100,000

Pennsylvania — 2.6%
Allegheny County VRDN RB for University of Pittsburgh Medical Center Putters Series 2009-3372 (MBIA) (JPMorgan Chase & Co. SPA) (A-1/VMIG1)(a)
$21,390,000	0.590%	06/04/09	$21,390,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Putters Series 2008-3011 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,645,000	0.300	06/04/09	8,645,000
Lehigh County General Purpose Authority VRDN RB for Muhlenberg College Series 2008 (Bank of America N.A. LOC) (A-1/VMIG1)
6,280,000	0.250	06/04/09	6,280,000
Lehigh County General Purpose Hospital VRDN RB Valley Health Network Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
20,800,000	0.260	06/01/09	20,800,000
Pennsylvania Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 B (JPMorgan Chase & Co. LOC) (VMIG1)
26,510,000	0.250	06/04/09	26,510,000
Pennsylvania State GO VRDN Putters Series 2008-3150 (JPMorgan Chase & Co. SPA) (A-1+)(a)
570,000	0.300	06/04/09	570,000
Pennsylvania State GO VRDN Putters Series 2008-3250 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,655,000	0.300	06/04/09	4,655,000
Pennsylvania State GO VRDN ROCS-RR-II R-11056 (Citibank N.A. SPA) (A-1)(a)
3,700,000	0.390	06/04/09	3,700,000
Pennsylvania State Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 A (JPMorgan Chase & Co. LOC) (VMIG1)
17,900,000	0.250	06/04/09	17,900,000
Pennsylvania State University VRDN RB Series 2002 A (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
33,630,000	0.250	06/04/09	33,630,000
Philadelphia GO TRANS Series 2008 A (SP-1+/MIG1)
103,500,000	3.500	06/30/09	103,622,411
Philadelphia Water & Wastewater Systems VRDN RB Series 1997 B RMKT (Bank of America N.A. LOC) (A-1/VMIG1)
5,000,000	0.360	06/03/09	5,000,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,000,000	0.750	06/03/09	7,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Pennsylvania — (continued)
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
$3,950,000	0.230%	06/03/09	$3,950,000
Washington County Authority VRDN RB Refunding for University of Pennsylvania Series 2004 (A-1+/VMIG1)
1,400,000	0.100	06/04/09	1,400,000

			$265,052,411

Puerto Rico(a) — 0.3%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1)
$29,000,000	0.490%	06/04/09	$29,000,000

Rhode Island — 0.9%
Rhode Island Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2001 B (A-1+/VMIG1)
$11,865,000	0.120%	06/04/09	$11,865,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for School of Design Series 2008 B (Bank of America N.A. LOC) (VMIG1)
6,950,000	0.250	06/03/09	6,950,000
Rhode Island State & Providence Plantations GO TANS Series 2008 (SP-1+)
73,793,000	3.500	06/30/09	73,871,054

			$92,686,054

South Carolina — 0.2%
Charleston Waterworks & Sewer VRDN RB Refunding System Series 2007 (Bank of America N.A. SPA) (A-1)
$6,000,000	0.350%	06/04/09	$6,000,000
Greenville Hospital System Facilities VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
6,195,000	0.350	06/04/09	6,195,000
South Carolina State GO VRDN ROCS-RR-II R-692WF Series 2006 (Wells Fargo Bank SPA) (VMIG1)(a)
1,830,000	0.340	06/04/09	1,830,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B1 RMKT (Bank of America N.A. LOC) (VMIG1)
6,785,000	0.350	06/03/09	6,785,000

			$20,810,000

Tennessee — 2.9%
Franklin Special School District GO Bonds Series 1999 (FSA) (AAA/Aa2)
$1,000,000	5.375%	06/01/09	$1,000,000
Metropolitan Government Nashville & Davidson County GO Bonds Refunding Series 2005 B (AA/Aa2)
4,425,000	5.000	01/01/10	4,539,629
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
29,570,000	0.100	06/04/09	29,570,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Tennessee — (continued)
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/VMIG1)
$27,485,000	0.100%	06/04/09	$27,485,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for Baptist Memorial Healthcare Series 2004 A (AA)
166,395,000	0.700	07/09/09	166,395,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,630,000	0.320	06/04/09	3,630,000
Tennessee State GO CP Series 2009 A (Tennessee Consolidated Retirement System SPA) (A-1)
38,000,000	0.550	06/11/09	38,000,000
Tennessee State GO CP Series 2009 C (Tennessee Consolidated Retirement System SPA) (A-1)
22,000,000	0.400	07/13/09	22,000,000

			$292,619,629

Texas — 14.4%
Aldine ISD GO VRDN Putters Series 2008-3234 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
$7,620,000	0.340%	06/04/09	$7,620,000
Austin GO Bonds for Public Improvement Series 1999 (AAA/Aa1)
10,350,000	5.375	09/01/09	10,431,346
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,495,000	0.340	06/04/09	6,495,000
Dallas Area Rapid Transit Authority VRDN RB Putters Series 2009-3409 (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,340,000	0.320	06/04/09	10,340,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11716 Series 2009 (Citibank N.A. SPA) (A-1+)(a)
6,785,000	0.390	06/04/09	6,785,000
Denton ISD GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA) (A-1)
5,495,000	0.350	06/04/09	5,495,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,700,000	0.340	06/04/09	3,700,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(b)
24,000,000	1.000	07/23/09	24,000,000
EL Paso Water & Sewer Systems CP Series 2009 (JPMorgan Chase & Co. SPA) (A-1)
12,500,000	0.650	06/02/09	12,500,000
Frisco ISD GO VRDN Floater Series 2008-19C 144A (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(b)
14,555,000	1.000	06/04/09	14,555,000
Garland CP Series 2009 (Bank of America N.A. SPA) (A-1)
9,000,000	0.700	07/07/09	9,000,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
5,155,500	0.270	06/04/09	5,155,500

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Harris County GO VRDN ROCS-RR-II R-10360 Series 2009 (Citibank N.A. SPA) (A-1)(a)
$13,255,000	0.390%	06/04/09	$13,255,000
Harris County Health Facilities Development Corp. VRDN RB for St. Luke’s Episcopal Hospital Series 2001 B (Bank of America N.A., Bayerische Landesbank, JPMorgan Chase & Co., and Northern Trust SPA) (A-1)

5,700,000	0.250	06/01/09	5,700,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Childrens Hospital Series 2008-2 (Bank of America and JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
17,400,000	0.300	06/01/09	17,400,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Texas Childrens’s Hospital Series 2008-1 (Bank of America N.A. and JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
21,400,000	0.250	06/04/09	21,400,000
Harris County Metropolitan Transit Authority CP Series 2009 A (Compass Bank and JPMorgan Chase & Co. SPA) (A-1)
48,750,000	0.650	06/25/09	48,750,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,000,000	0.320	06/04/09	1,000,000
Harris County VRDN RB Putters Series 2009-3418 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,700,000	0.590	06/04/09	1,700,000
Houston Community College GO VRDN Putters Series 2009-3356 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,000,000	0.590	06/04/09	3,000,000
Houston GO CP Series 2009 E-1 (Banco Bilbao Vizcaya SPA) (A-1)
38,500,000	0.400	06/26/09	38,500,000
13,000,000	0.470	07/07/09	13,000,000
9,000,000	0.430	07/27/09	9,000,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(b)
15,560,000	1.000	06/04/09	15,560,000
Houston Higher Education Finance Corp. VRDN RB for Rice University ROCS-RR-II R-11066 (Citibank N.A. SPA) (A-1)(a)
4,580,000	0.390	06/04/09	4,580,000
Houston ISD GO VRDN ROCS-RR-II R-11394 Series 2008 (PSF-GTD) (Citibank N.A. SPA) (A-1)(a)
7,500,000	0.390	06/04/09	7,500,000
Houston Utilities System VRDN RB Series 2008 A-2 (Bank of America N.A. LOC) (A-1/VMIG1)
6,200,000	0.350	06/04/09	6,200,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
8,900,000	0.360	06/04/09	8,900,000
Judson ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
3,950,000	0.270	06/04/09	3,950,000
Keller ISD GO VRDN Putters Series 2008-2616 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,670,000	0.340	06/04/09	2,670,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Lower Colorado River Authority Transportation Contract CP Series 2009 (JPMorgan Chase & Co. SPA) (A-1)
$20,800,000	0.350%	06/09/09	$20,800,000
Lubbock Health Facilities Development Corp. VRDN RB Refunding for St. Joseph Health Systems Series 2008 A (A-1+/VMIG1)
16,585,000	0.190	06/04/09	16,585,000
Lubbock Health Facilities Development Corp. VRDN RB Refunding for St. Joseph Health Systems Series 2008 B (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
44,135,000	0.320	06/01/09	44,135,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
4,180,000	0.290	06/05/09	4,180,000
North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Argentaria SPA) (A-1)(a)
8,935,000	0.410	06/04/09	8,935,000
North Texas Municipal Water District Austin Trust Certificates VRDN RB Series 2008-1174 (Bank of America N.A. SPA) (A-1)(a)
2,140,000	0.340	06/04/09	2,140,000
Rice University CP Series 2009 (A-1)
9,000,000	0.600	06/01/09	9,000,000
8,800,000	0.550	06/10/09	8,800,000
Round Rock ISD GO VRDN Putters Series 2009-3341 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,995,000	0.320	06/04/09	4,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,215,000	0.320	06/04/09	8,215,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3344 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,200,000	0.320	06/04/09	3,200,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11277 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
5,100,000	0.390	06/04/09	5,100,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1/VMIG1)
31,800,000	0.350	06/03/09	31,800,000
San Antonio IDA GO VRDN ROCS-RR-II R-10333 Series 2009 (PSF — GTD) (Citibank N.A. SPA) (A-1)(a)
3,900,000	0.390	06/04/09	3,900,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,000,000	0.320	06/04/09	5,000,000
Spring Branch GO VRDN Putters Series 2009-3377 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,500,000	0.340	06/04/09	4,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Health Resources Series 2008 A (Texas Health Resources SPA) (A-1+/VMIG1)
6,500,000	0.240	06/03/09	6,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding Christus Health Series 2008 C-5 (Compass Bank LOC) (VMIG1)
13,500,000	0.300	06/03/09	13,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
$23,500,000	0.310%	06/04/09	$23,500,000
Tarrant County Health Resources VRDN RB Series 2008-1197 (Bank of America N.A. SPA) (A-1+)(a)
4,375,000	0.340	06/04/09	4,375,000
Tarrant County Health Resources VRDN RB Series 2008-1201 (Bank of America N.A. SPA) (A-1+)(a)
5,790,000	0.340	06/04/09	5,790,000
Texas A&M University RB Financing Systems Series 2005 B (AA+/Aa1)
3,600,000	5.000	05/15/10	3,754,558
Texas Municipal Power Agency CP Series 2005 (Bayerische Landesbank and Bank of America N.A. LOC) (A-1)
38,000,000	0.750	06/08/09	38,000,000
Texas State GO Bonds Refunding for Public Finance Authority Series 2008 A (AA/Aa1)
4,400,000	5.000	10/01/09	4,459,889
Texas State GO Bonds Transportation Commission Mobility Fund Series 2006 (AA/Aa1)
2,700,000	4.000	04/01/10	2,778,931
Texas State GO Refunding for Public Finance Authority Series 2008 (AA/Aa1)
4,400,000	5.000	10/01/09	4,461,376
Texas State GO VRDN Austin Trust Certificates Series 2008-1053 (Bank of America N.A. SPA) (A-1)(a)
12,190,000	0.340	06/04/09	12,190,000
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A. SPA) (A-1)(a)
5,000,000	0.390	06/04/09	5,000,000
Texas State GO VRDN Eagle Series 2007-0139 A (Citibank N.A. SPA) (A-1)(a)
8,685,000	0.390	06/04/09	8,685,000
Texas State GO VRDN Macon Certificates Trust Series 2005-I (Bank of America N.A. SPA) (A-1)(a)
9,390,000	0.340	06/04/09	9,390,000
Texas State GO VRDN Putters Series 2008-2490 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,565,000	0.320	06/04/09	5,565,000
Texas State GO VRDN Putters Series 2008-2491 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,335,000	0.320	06/04/09	2,335,000
Texas State GO VRDN Putters Series 2008-2568 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
11,115,000	0.320	06/04/09	11,115,000
Texas State GO VRDN Putters Series 2008-2615 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,400,000	0.320	06/04/09	8,400,000
Texas State GO VRDN ROCS-RR-II R-11184 Series 2007 (Citibank N.A. SPA) (A-1)(a)
6,215,000	0.390	06/04/09	6,215,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
9,000,000	0.400	07/24/09	9,000,000
9,000,000	0.530	07/28/09	9,000,000
25,750,000	0.400	07/28/09	25,750,000
Texas State Public Finance Authority CP Series 2003 C (A-1)
13,700,000	0.500	08/24/09	13,700,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Texas State Public Finance Authority GO CP Series 2009 (A-1)
$3,600,000	0.550%	06/11/09	$3,600,000
6,000,000	0.500	07/28/09	6,000,000
Texas State TRANS Series 2008 (SP-1+/MIG1)
262,200,000	3.000	08/28/09	263,073,701
Texas State Transportation Commision GO VRDN Floaters Series 2005 K15 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
3,790,000	0.390	06/04/09	3,790,000
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1)(a)
27,500,000	0.340	06/04/09	27,500,000
Texas State Transportation Commission State Highway Fund VRDN RB Putters Series 2009-3453 (JPMorgan Chase & Co.) (A-1+)(a)
11,000,000	0.280	06/25/09	11,000,000
Texas State Transportation Commission VRDN RB Putters Series 2007-2214 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,495,000	0.320	06/04/09	7,495,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,335,000	0.320	06/04/09	3,335,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase & Co. SPA) (A-1+)(a)
14,395,000	0.320	06/04/09	14,395,000
Texas State Transportation GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank N.A. SPA) (F1+)(b)
13,270,000	1.000	06/04/09	13,270,000
Texas Technical University CP Series 2009 A-1 (A-1+/P-1)
10,000,000	0.500	09/01/09	10,000,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1)
6,000,000	0.340	06/04/09	6,000,000
University of Texas CP Series 2009 (A-1)
31,000,000	0.550	06/01/09	31,000,000
10,500,000	0.500	06/11/09	10,500,000
15,300,000	0.350	07/01/09	15,300,000
22,702,000	0.500	07/28/09	22,702,000
35,500,000	0.250	08/03/09	35,500,000
9,000,000	0.350	08/03/09	9,000,000
26,000,000	0.500	08/24/09	26,000,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1)(a)
3,985,000	0.390	06/04/09	3,985,000
University of Texas Permanent University Fund VRDN RB Series 2007-1574 (Rabobank Netherland SPA) (F1+)(a)
11,589,500	0.300	06/04/09	11,589,500
University of Texas VRDN RB Financing System Series 2008 B (A-1+/VMIG1)
77,625,000	0.100	06/04/09	77,625,000
University of Texas VRDN RB Putters Series 2008-2775 (JPMorgan Chase & Co. SPA) (A-1)(a)
5,105,000	0.320	06/04/09	5,105,000
Waco Texas Educational Finance Corp. VRDN RB for Baylor University Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+)
76,285,000	0.250	06/03/09	76,285,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Waco Texas Educational Finance Corp. VRDN RB Refunding for Baylor University Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+)
$26,050,000	0.280%	06/03/09	$26,050,000

			$1,472,991,801

Utah — 2.2%
Jordan School District GO Bonds for Utah School Bond Guaranty Program Series 2004 (Aaa)
$2,500,000	4.500%	06/15/09	$2,503,321
Jordan School District GO Bonds for Utah School Bond Guaranty Program Series 2007 (State of Utah SPA) (Aaa)
9,400,000	4.000	06/15/09	9,408,108
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
10,700,000	0.250	06/01/09	10,700,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+)
6,050,000	0.250	06/01/09	6,050,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 C (Northern Trust Co. SPA) (A-1+/VMIG1)
16,995,000	0.250	06/01/09	16,995,000
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
49,500,000	0.320	06/04/09	49,500,000
Salt Lake County GO Bonds Series 2007 (AAA/Aaa)
4,725,000	4.000	06/15/09	4,728,842
University of Utah VRDN RB Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,200,000	0.350	06/03/09	7,200,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
54,000,000	0.200	06/04/09	54,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
53,700,000	0.250	06/04/09	53,700,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
13,825,000	0.300	06/01/09	13,825,000

			$228,610,271

Virginia — 1.4%
Fairfax County GO Bonds Public Improvement Series 2008 A (AAA/Aaa)
$5,730,000	4.500%	04/01/10	$5,914,556
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 A-2 (A-2/VMIG1)
20,565,000	2.000	06/03/09	20,565,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 C-1 (A-2/VMIG1)
15,185,000	0.260	06/03/09	15,185,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Virginia — (continued)
Fairfax County VRDN RB for Inova Health System Project Putters Series 2009-3394 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$5,495,000	0.320%	06/04/09	$5,495,000
Fairfax County VRDN RB Putters Series 2008-3166 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,325,000	0.320	06/04/09	4,325,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 C (A-1+/VMIG1)
16,445,000	0.150	06/03/09	16,445,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 D (A-1+/VMIG1)
8,135,000	0.150	06/03/09	8,135,000
Montgomery County IDA VRDN RB for Virginia Technical Foundation Series 2005 (Bank of America N.A. LOC) (VMIG1)
1,325,000	0.200	06/01/09	1,325,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1)(a)
12,200,000	0.390	06/04/09	12,200,000
University of Virginia VRDN RB General Series 2003 A (A-1+/VMIG1)
10,650,000	0.100	06/03/09	10,650,000
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase Bank & Co. SPA) (VMIG1)(a)
3,705,000	0.300	06/01/09	3,705,000
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2008 A (AA+/Aa1)
7,000,000	5.000	02/01/10	7,198,148
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
3,000,000	0.280	06/01/09	3,000,000
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 C (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
6,650,000	0.280	06/01/09	6,650,000
Virginia College Building Authority VRDN RB Putters Series 2008-3276 (JPMorgan Chase & Co. SPA) (A-1)(a)
4,060,000	0.320	06/04/09	4,060,000
Virginia Small Business Financing Authority Hospital VRDN RB for Carilion Clinic Obligation Series 2008 A (Wachovia Bank N.A. SPA) (A-1/VMIG1)
3,800,000	0.280	06/01/09	3,800,000
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/Aa1)
3,000,000	5.000	02/01/10	3,081,825
Virginia State Resources Authority Clean Water RB Refunding Subordinated State Revolving Fund Series 2005 (AAA/Aaa)
4,000,000	5.000	10/01/09	4,038,132
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley Municipal Products SPA) (A-1)(a)
4,000,000	0.370	06/04/09	4,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Virginia — (continued)
Virginia State Resources Authority VRDN RB Clean Water Putters Series 2008-3036 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$3,370,000	0.320%	06/04/09	$3,370,000

			$143,142,661

Washington — 1.3%
Clark County School District No. 37 Vancouver GO Bonds Refunding Series 2003 A (State of Washington LOC) (Aa1)
$4,105,000	5.000%	06/01/09	$4,105,000
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,995,000	0.320	06/04/09	7,995,000
Energy Northwest Electric VRDN RB Putters Series 2008-2965 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,800,000	0.320	06/04/09	4,800,000
Energy Northwest Electric VRDN RB Putters Series 2008-3133 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,120,000	0.320	06/04/09	5,120,000
Energy Northwest Electric VRDN RB Refunding Project No. 3 Series 2003 E (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
9,950,000	0.200	06/03/09	9,950,000
King County GO Bonds Refunding Series 2003 (AAA/Aaa)
6,000,000	5.000	06/01/09	6,000,000
King County GO VRDN Putters Series 2008-2541 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,850,000	0.320	06/04/09	2,850,000
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
11,425,000	0.200	06/03/09	11,425,000
King County Sewer System VRDN RB ROCS-RR-II R-11717 Series 2009 (Citibank Bank N.A. SPA) (A-1)(a)
5,650,000	0.390	06/04/09	5,650,000
King County VRDN RB Floater Certificates Series 2008 46C (Wells Fargo Bank N.A. SPA) (VMIG1)(b)
9,940,000	1.000	07/23/09	9,940,000
Washington State GO Bonds Series 1999-2000 A (AA+/Aa1)
3,000,000	5.625	07/01/09	3,009,305
Washington State GO Bonds Series 2009 C (AA+/Aa1)
5,565,000	2.500	02/01/10	5,631,717
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,500,000	0.320	06/04/09	4,500,000
Washington State GO VRDN Putters Series 2008-3054 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,035,000	0.320	06/04/09	3,035,000
Washington State GO VRDN Putters Series 2008-3087 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,080,000	0.320	06/04/09	2,080,000
Washington State GO VRDN Putters Series 2008-3132 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,495,000	0.320	06/04/09	7,495,000
Washington State GO VRDN ROCS-RR-II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
17,005,000	0.390	06/04/09	17,005,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington — (continued)
Washington State GO VRDN ROCS-RR-II R-12220 Series 2007 (Bayerische Landesbank SPA) (A-1/VMIG1)(a)
$4,800,000	0.390%	06/04/09	$4,800,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (VMIG1)(a)
8,925,000	0.340	06/04/09	8,925,000
Washington State Health Care Facilities Authority VRDN RB Swedish Health Services, Inc. Series 2009 B (U.S. Bank N.A. LOC) (VMIG1)
10,000,000	0.200	06/03/09	10,000,000

			$134,316,022

West Virginia — 0.1%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 1985 (A-1+/P-1)
$11,200,000	0.300%	06/01/09	$11,200,000
West Virginia State GO Bonds for State Road Series 1999 (AAA/Aa3)
2,000,000	5.750	06/01/09	2,020,000

			$13,220,000

Wisconsin — 1.2%
Milwaukee GO Promisory Notes Series 2009 N1 (AA/Aa2)
$26,185,000	2.500%	02/15/10	$26,536,341
Wisconsin State Ascension Health Authority VRDN RB Austin Trust Certificates Series 2008-1155 (Bank of America N. A. SPA) (A-1)(a)
7,600,000	0.340	06/04/09	7,600,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2003 B (FSA) (A-1)
18,000,000	0.500	06/09/09	18,000,000
17,300,000	0.600	08/05/09	17,300,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2009 (A-1)
9,000,000	0.650	07/01/09	9,000,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2009 (FSA) (A-1)
27,475,000	0.600	08/05/09	27,475,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
4,840,000	0.250	06/04/09	4,840,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 B (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
7,500,000	0.250	06/04/09	7,500,000

			$118,251,341

TOTAL INVESTMENTS — 98.4%			$10,068,432,327

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%			166,918,846

NET ASSETS — 100.0%			$10,235,351,173

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2009, these securities amounted to $1,795,795,000 or approximately 17.5% of net assets.
(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2009, these securities amounted to $107,235,000 or approximately 1.0% of net assets.
(c) All or a portion represents a forward commitment.
Interest rates represents the stated coupon rate.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Security Ratings are obtained from Standard & Poor’s/Moody’s Investor Service/Fitch. A description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
ASSURED GTY	— Insured by Assured Guaranty
BANS	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
DOT	— Department of Transportation
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IHC	— Intermountain Health Care
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
TRS	— Teacher’s Retirement System
VRDN	— Variable Rate Demand Notes

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 100.0%
United States Treasury Bills
$215,000,000	0.092%	06/04/09	$214,998,343
189,000,000	0.100	06/04/09	188,998,425
79,000,000	0.110	06/04/09	78,999,276
194,000,000	0.140	06/04/09	193,997,737
14,300,000	0.150	06/04/09	14,299,821
84,000,000	0.170	06/04/09	83,998,810
3,300,300,000	0.210	06/04/09	3,300,242,245
109,000,000	0.150	06/11/09	108,995,458
160,000,000	0.170	06/11/09	159,992,444
45,800,000	0.190	06/11/09	45,797,583
100,000,000	0.050	07/02/09	99,995,694
239,000,000	0.380	07/02/09	238,921,794
193,000,000	0.390	07/02/09	192,935,184
137,800,000	0.090	07/09/09	137,786,909
95,000,000	0.315	07/09/09	94,968,413
5,475,000,000	0.145	07/16/09	5,474,007,656
484,500,000	0.165	07/16/09	484,400,072
59,300,000	0.165	07/23/09	59,285,867
3,700,000,000	0.170	07/23/09	3,699,091,444
70,000,000	0.100	07/30/09	69,988,528
240,000,000	0.115	07/30/09	239,954,767
435,000,000	0.120	07/30/09	434,914,450
305,200,000	0.125	07/30/09	305,137,476
475,000,000	0.150	07/30/09	474,883,229
2,890,300,000	0.175	07/30/09	2,889,471,046
5,395,000,000	0.170	08/06/09	5,393,318,558
129,000,000	0.177	08/20/09	128,949,117
151,000,000	0.455	09/10/09	150,807,244
47,000,000	0.420	09/17/09	46,940,780
344,000,000	0.375	10/08/09	343,537,750
180,000,000	0.265	10/15/09	179,819,800
480,000,000	0.295	11/19/09	479,327,400
99,000,000	0.495	11/19/09	98,767,226
48,000,000	0.560	11/19/09	47,872,320
39,000,000	0.570	11/19/09	38,894,408
72,000,000	0.585	11/19/09	71,799,930
309,500,000	0.600	11/19/09	308,617,925
159,500,000	0.620	11/19/09	159,030,272
350,000,000	0.645	11/19/09	348,927,688
7,000,000	0.290 (a)	12/03/09	6,989,737
69,000,000	0.595	12/17/09	68,773,057
20,000,000	0.495	04/01/10	19,916,400

TOTAL INVESTMENTS — 100.0%			$27,178,352,283

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%			(11,117,472)

NET ASSETS — 100.0%			$27,167,234,811

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or a portion represents a forward commitment.
Interest rates represent the annualized yield on date of purchase for discounted securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Financial Square Treasury Obligations Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 45.7%
United States Treasury Bills
$37,000,000	0.092%	06/04/09	$36,999,715
13,000,000	0.110	06/04/09	12,999,881
157,500,000	0.210	06/04/09	157,497,244
67,000,000	0.150	06/11/09	66,997,208
1,500,000	0.180	06/11/09	1,499,925
68,000,000	0.190	06/11/09	67,996,411
152,000,000	0.390	07/02/09	151,948,953
208,000,000	1.330	07/02/09	207,761,782
265,000,000	0.100	07/09/09	264,972,028
165,000,000	0.210	07/09/09	164,963,425
25,000,000	0.315	07/09/09	24,991,687
658,500,000	0.145	07/16/09	658,380,647
157,000,000	0.165	07/23/09	156,962,582
103,000,000	0.170	07/23/09	102,974,708
695,000,000	0.100	07/30/09	694,886,097
48,000,000	0.150	07/30/09	47,988,200
4,071,000,000	0.170	08/06/09	4,069,731,205
43,000,000	0.177	08/20/09	42,983,039
47,000,000	0.310	09/03/09	46,961,956
168,000,000	0.460	09/10/09	167,783,187
15,000,000	0.420	09/17/09	14,981,100
206,000,000	0.275	10/08/09	205,797,004
168,000,000	0.375	10/08/09	167,774,250
190,000,000	0.265	10/15/09	189,809,789
485,000,000	0.295	11/19/09	484,320,394
61,000,000	0.495	11/19/09	60,856,574
360,000,000	0.645	11/19/09	358,897,050
42,000,000	0.290 (a)	12/03/09	41,938,423
446,000,000	0.705	12/17/09	444,261,901
55,000,000	0.610	02/11/10	54,762,354
286,000,000	0.700	03/11/10	284,426,206
40,000,000	0.470	04/01/10	39,841,244
132,000,000	0.495	04/01/10	131,448,240
490,000,000	0.500	04/01/10	487,931,111
62,000,000	0.510	04/08/10	61,726,838
354,000,000	0.590	04/08/10	352,195,682
162,000,000	0.610	04/08/10	161,146,305
517,000,000	0.530	05/06/10	514,419,739
United States Treasury Notes
190,000,000	4.875	08/15/09	191,754,503
75,000,000	6.000	08/15/09	75,869,354
137,000,000	6.500	02/15/10	142,511,942

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$11,613,949,883

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(b) — 54.3%
HSBC Securities (USA), Inc.
$400,000,000	0.170%	06/01/09	$400,000,000
Maturity Value: $400,005,667
Collateralized by U.S. Treasury Bonds, 5.000% to 6.000%, due 02/15/26 to 05/15/37 and U.S. Treasury Note, 1.375%, due 02/15/12. The aggregate market value of the collateral, including accrued interest, was $408,004,328.

Joint Repurchase Agreement Account I
13,307,600,000	0.165	06/01/09	13,307,600,000
Maturity Value: $13,307,782,979
UBS Securities LLC
88,800,000	0.140	06/01/09	88,800,000
Maturity Value: $88,801,036

Collateralized by U.S. Treasury STRIPS, 0.000% to 11.750%, due 08/15/09 to 02/15/19. The aggregate market value of the collateral, including accrued interest, was $90,578,228.

TOTAL REPURCHASE AGREEMENTS			$13,796,400,000

TOTAL INVESTMENTS — 100.0%			$25,410,349,883

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%			(3,595,703)

NET ASSETS — 100.0%			$25,406,754,180

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or a portion represents a forward commitment.
(b) Unless noted, all repurchase agreements were entered into on May 29, 2009. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
May 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation —
It is the Funds’ policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. To ensure the amortized-cost method approximates market value, Goldman Sachs Asset Management, L.P., (“GSAM”), will determine the difference between the net asset value per share (“NAV”) based upon amortized cost of each Fund and the NAV based upon available market quotations (or permitted substitutes) at least once a week or more frequently, if deemed necessary or appropriate.
Fair Value of Investments —
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurement (“FAS 157”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2— Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy. All amounts in the following table reflect Investments in Securities Long-Assets:

				Prime	Tax-Free Money	Treasury	Treasury
Level	Federal	Government	Money Market	Obligations	Market	Instruments	Obligations

Level 1	$9,512,609,898	$2,029,483,287	$254,050,247	$523,339,976	$—	$27,178,352,283	$11,613,949,883

Level 2(a)	20,789,979,904	68,053,552,184	25,028,391,150	35,691,701,594	10,068,432,327	—	13,796,400,000

Level 3	—	—	—	—	—	—	—

Total	$30,302,589,802	$70,083,035,471	$25,282,441,397	$36,215,041,570	$10,068,432,327	$27,178,352,283	$25,410,349,883

(a) The Funds utilize amortized cost which approximates fair value to value money market investments. This results primarily in a Level 2 classification as amortized cost is considered a model-based price.
Forward Commitment Transactions —
The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. When entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
May 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Portfolio Concentrations —
As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
Repurchase Agreements —
Certain Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period that the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements. Under these arrangements, the Funds are permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these agreements.
Joint Repurchase Agreement Account I — At May 31, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Fund	Principal Amount

Government	$298,100,000

Money Market	254,800,000

Prime Obligations	44,500,000

Treasury Obligations	13,307,600,000

Repurchase Agreements

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,550,000,000	0.16%	06/01/09	$1,550,020,667

Barclays Capital, Inc.	200,000,000	0.07	06/01/09	200,001,167

Barclays Capital, Inc.	850,000,000	0.17	06/01/09	850,012,042

Citigroup Global Markets, Inc.	2,500,000,000	0.16	06/01/09	2,500,033,333

Credit Suisse Securities (USA) LLC	500,000,000	0.10	06/01/09	500,004,167

Credit Suisse Securities (USA) LLC	2,000,000,000	0.17	06/01/09	2,000,028,333

Deutsche Bank Securities, Inc.	1,600,000,000	0.16	06/01/09	1,600,021,333

JPMorgan Securities	3,500,000,000	0.18	06/01/09	3,500,052,500

RBS Securities, Inc.	1,500,000,000	0.18	06/01/09	1,500,022,500

UBS Securities LLC	106,100,000	0.05	06/01/09	106,100,442

TOTAL				$14,306,296,484

At May 31, 2009, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Cash Management Bill, 0.000%, due 04/01/10; U.S. Treasury Bill, 0.000%, due 07/02/09; U.S. Treasury Bond, 6.625%, due 02/15/27; U.S. Treasury Inflation Protected Securities, 0.875% to 4.250%, due 01/15/10 to 04/15/32; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/11 to 02/15/38; U.S. Treasury Notes, 0.875% to 9.125%, due 06/15/09 to 11/15/18 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 06/30/09 to 05/15/39. The aggregate market value of the collateral, including accrued interest, was $14,592,241,817.

FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
May 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Joint Repurchase Agreement Account II— At May 31, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Government	$18,950,000,000

Money Market	3,420,000,000

Prime Obligations	9,015,000,000

Repurchase Agreements

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$5,850,000,000	0.19%	06/01/09	$5,850,092,625

Barclays Capital, Inc.	2,324,100,000	0.17	06/01/09	2,324,132,925

Barclays Capital, Inc.	6,500,000,000	0.18	06/01/09	6,500,097,500

Citigroup Global Markets, Inc.	4,000,000,000	0.18	06/01/09	4,000,060,000

Credit Suisse Securities (USA) LLC	2,000,000,000	0.19	06/01/09	2,000,031,667

Deutsche Bank Securities, Inc.	3,050,000,000	0.18	06/01/09	3,050,045,750

JPMorgan Securities	2,050,000,000	0.19	06/01/09	2,050,032,458

Merrill Lynch & Co., Inc.	750,000,000	0.19	06/01/09	750,011,875

Morgan Stanley & Co.	5,500,000,000	0.18	06/01/09	5,500,082,500

RBS Securities, Inc.	500,000,000	0.20	06/01/09	500,008,333

UBS Securities LLC	200,000,000	0.18	06/01/09	200,003,000

Wachovia Capital Markets	300,000,000	0.19	06/01/09	300,004,750

TOTAL				$33,024,603,383

At May 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.750% to 5.770%, due 01/17/17 to 07/26/32; Federal Home Loan Bank, 4.750% to 5.625%, due 11/14/14 to 05/15/24; Federal Home Loan Mortgage Corp., 3.500% to 15.000%, due 06/01/09 to 05/01/48; Federal National Mortgage Association, 3.500% to 12.750%, due 06/01/09 to 01/01/49; Federal National Mortgage Association Interest-Only Stripped Security, 0.000% due 05/15/20; Government National Mortgage Association, 3.500% to 9.500%, due 07/15/09 to 01/15/49; U.S. Treasury Inflation Protected Securities, 1.375% to 2.125%, due 01/15/18 to 01/15/28; U.S. Treasury Bonds, 6.250% to 7.250%, due 08/15/22 to 08/15/23 and U.S. Treasury Notes, 0.875% to 4.500%, due 07/31/10 to 01/31/13. The aggregate market value of the collateral, including accrued interest, was $33,825,090,268.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2009

* Print the name and title of each signing officer under his or her signature.